RMA MONEY MARKET FUNDS                                   SEMIANNUAL REPORT


                                                        February 19, 1999

Dear Shareholder,

   We are pleased to present you with the semiannual report for the PaineWebber RMA Money Market Portfolio; the PaineWebber RMA U.S. Government Portfolio; the PaineWebber RMA Tax-Free Fund, Inc.; the PaineWebber RMA California Municipal Money Fund; the PaineWebber RMA New York Municipal Money Fund; and the PaineWebber RMA New Jersey Municipal Money Fund for the six-month period ended December 31, 1998.

MARKET REVIEW
------------------------------------------------------------------------------

       Money market mutual fund assets increased during the period as [ICON] investors emphasized safety of principal in response to volatility in the financial markets. The Federal Reserve cut the Federal Funds rate by 0.25% in September, October and November, lowering it from 5.50% to 4.75%. At the same time, European central banks were cutting rates in preparation for the January 1, 1999 debut of the euro currency.

   Lower interest rates helped to calm the global financial markets, which had become unsettled after Russia's default in August. Money-market yields were lower across the short-term yield curve. Because inflation remained low, however, money-market yields stayed relatively strong on an inflation-adjusted basis and versus overseas short-term rates.

OUTLOOK

         The Federal Reserve is likely to maintain a steady monetary policy
[ICON]   given strong U.S. economic growth and weak global growth.  We expect the U.S. economy to grow more slowly in 1999, with inflation remaining low and no recession on the immediate horizon.

PORTFOLIO REVIEWS
------------------------------------------------------------------------------

   We remained slightly bullish on the fixed income markets over the six months ended December 31, 1998, expecting interest rates to hold steady or fall slightly. Since we did not expect major changes in rates, we kept the Portfolios' weighted average maturities slightly long, about 5-10 days above the averages of their peer groups.


AS OF DECEMBER 31, 1998:

                                                 7-Day
                                                Current    Weighted-                    AMT
                                                 Yield   Avg Maturity   Net Assets    Holdings
----------------------------------------------------------------------------------------------
PaineWebber RMA Money Market Portfolio           4.63%     66 days     $ 12.2 billion    NONE
PaineWebber RMA U.S. Government Portfolio        4.23%     78 days     $  1.4 billion    NONE
PaineWebber RMA Tax-Free Fund, Inc.              2.98%     42 days     $  2.4 billion    NONE
PaineWebber RMA California Municipal Money Fund  2.74%     53 days     $613.9 million    NONE
PaineWebber RMA New York Municipal Money Fund    2.85%     45 days     $411.6 million    NONE
PaineWebber RMA New Jersey Municipal Money Fund  2.53%     70 days     $ 64.9 million    14.3%

SEMIANNUAL REPORT


   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a QUARTERLY REVIEW on any of the other funds in the PaineWebber Family of Funds,1 please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander                /s/ Dennis L. McCauley

MARGO ALEXANDER                    DENNIS L. MCCAULEY
President                          Chief Investment Officer - Fixed Income
Mitchell Hutchins Asset            Mitchell Hutchins Asset
Management Inc.                    Management Inc.





This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended December 31, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

1 Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--30.26%
  $     420,000    U.S. Treasury Bills...........  04/22/99 to 12/09/99  3.850 to 4.480%@    $   408,528,172
        203,165    Federal Farm Credit Bank......  01/19/99 to 12/17/99   4.520 to 5.500         200,131,091
         73,500    Federal Farm Credit Bank......        01/01/99         5.260 to 5.293*         73,500,000
        547,109    Federal Home Loan Bank........  01/04/99 to 01/19/00   4.500 to 5.459         546,336,981
         22,700    Federal Home Loan Bank........        01/05/99                  5.073*         22,697,649
        789,000    Federal Home Loan Mortgage....  01/08/99 to 06/04/99   4.780 to 5.110         784,626,250
      1,081,000    Federal National Mortgage
                     Association.................  01/04/99 to 12/17/99   4.550 to 5.150       1,072,514,332
         62,750    Student Loan Marketing
                     Association.................  10/06/99 to 01/14/00   5.000 to 5.170          62,750,000
        444,200    Student Loan Marketing
                     Association.................  01/04/99 to 01/20/00   5.140 to 5.588*        444,169,925
         86,000    Tennessee Valley Authority....  01/21/99 to 02/22/99   4.980 to 5.050          85,714,844
                                                                                             ---------------
Total U.S. Government and Agency Obligations
  (cost--$3,700,969,244).........................                                              3,700,969,244
                                                                                             ---------------

BANKERS ACCEPTANCE--0.06%
DOMESTIC--0.06%
          7,000    Chase Manhattan Bank
                     (cost--$6,979,681)..........        01/20/99                  5.500@          6,979,681
                                                                                             ---------------

BANK NOTES--1.37%
DOMESTIC--1.37%
         30,000    FCC National Bank.............        01/07/99                  5.700          29,999,858
         50,000    FCC National Bank.............        01/04/99         4.800 to 4.810*         49,996,082
         56,000    Key Bank N.A..................        01/04/99         4.630 to 4.800*         55,984,907
         32,000    LaSalle National Bank.........        03/24/99              5.300              32,000,000
                                                                                             ---------------
Total Bank Notes (cost--$167,980,847)............                                                167,980,847
                                                                                             ---------------

CERTIFICATES OF DEPOSIT--13.06%
DOMESTIC--2.60%
         30,000    American Express Centurion
                     Bank........................        01/05/99                  5.480          30,000,000
         59,750    Bankers Trust Company.........  03/05/99 to 04/28/99   5.630 to 5.770          59,741,596
        128,700    Bankers Trust Company.........        01/04/99         4.820 to 5.690*        128,679,547
        100,000    First Tennessee Bank N. A.
                     Memphis.....................  01/04/99 to 01/20/99   5.220 to 5.500          99,999,996
                                                                                             ---------------
                                                                                                 318,421,139
                                                                                             ---------------
YANKEE--10.46%
        140,000    Bank of Nova Scotia...........  04/06/99 to 08/25/99   5.560 to 5.700         140,047,774
         30,000    Barclays Bank PLC.............        03/23/99                  5.630          30,001,235
         25,000    Bayerische Hypotheken und
                     Wechsel-Bank................        03/23/99                  5.650          24,996,810
         40,000    Bayerische Vereinsbank AG.....        02/02/99                  5.600          40,001,991
         21,000    Canadian Imperial Bank of
                     Commerce....................  06/14/99 to 06/23/99   5.700 to 5.710          21,024,805
         86,600    Credit Agricole Indosuez......  03/30/99 to 05/26/99   5.700 to 5.750          86,620,159
         20,000    Credit Suisse First Boston....        04/29/99                  5.860          20,007,899
         84,500    Deutsche Bank AG..............  03/22/99 to 08/23/99   5.600 to 5.740          84,498,089
        102,000    National Bank of Canada.......  03/05/99 to 07/20/99   5.700 to 5.760         101,987,344
         30,000    Rabobank Nederland............  03/03/99 to 05/14/99   5.460 to 5.750          29,997,508

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------

CERTIFICATES OF DEPOSIT (CONCLUDED)
YANKEE (CONCLUDED)

  $      24,700    Royal Bank of Canada..........        06/23/99                  5.695%    $    24,696,583
        310,700    Societe Generale..............  02/10/99 to 08/06/99   5.550 to 5.765         310,661,943
         85,000    Societe Generale..............  01/01/99 to 01/21/99   5.457 to 5.713*         84,976,354
        202,250    Svenska Handelsbanken.........  02/23/99 to 08/20/99   5.430 to 5.820         202,248,074
         19,500    Swiss Bank Corporation........        06/04/99                  5.680          19,519,840
         43,000    Toronto-Dominion Bank.........        08/03/99                  5.680          42,997,957
         15,000    Westpac Banking Corporation...        04/09/99                  5.640          15,006,370
                                                                                             ---------------
                                                                                               1,279,290,735
                                                                                             ---------------
Total Certificates of Deposit
  (cost--$1,597,711,874).........................                                              1,597,711,874
                                                                                             ---------------

COMMERCIAL PAPER@--47.07%
AGRICULTURE--0.29%
         35,000    Cargill Incorporated..........        01/07/99                  5.120          34,970,133
                                                                                             ---------------
ASSET BACKED-AUTO & TRUCK--1.96%
        240,000    New Center Asset Trust........  01/04/99 to 01/22/99   5.200 to 5.290         239,789,900
                                                                                             ---------------
ASSET BACKED-BANKING--1.67%
        206,069    Atlantis One Funding
                     Corporation.................  01/22/99 to 03/30/99   5.060 to 5.500         204,325,673
                                                                                             ---------------
ASSET BACKED-FINANCE--1.93%
        147,350    Beta Finance Incorporated.....  03/02/99 to 03/11/99   5.180 to 5.270         145,938,106
         91,000    CC (USA) Incorporated.........  03/02/99 to 03/25/99   5.060 to 5.350          90,139,093
                                                                                             ---------------
                                                                                                 236,077,199
                                                                                             ---------------
ASSET BACKED-MISCELLANEOUS--5.22%
        135,000    Asset Securitization
                     Cooperative Corporation.....  01/20/99 to 03/09/99   4.850 to 5.450         134,148,142
        115,495    Enterprise Funding
                     Corporation.................  01/07/99 to 02/24/99   5.000 to 5.500         115,036,035
         80,000    Falcon Asset Securitization
                     Corporation.................  02/02/99 to 02/23/99   5.200 to 5.350          79,532,555
         50,000    Preferred Receivables Funding
                     Corporation.................  02/18/99 to 02/23/99   5.220 to 5.250          49,628,137
         26,347    Quincy Capital Corporation....        02/10/99                  5.390          26,189,211
         44,573    Receivables Capital
                     Corporation.................        01/14/99                  5.460          44,485,117
        190,000    Variable Funding Capital
                     Corporation.................  01/11/99 to 02/18/99   5.000 to 5.560         189,379,028
                                                                                             ---------------
                                                                                                 638,398,225
                                                                                             ---------------
AUTO & TRUCK--2.57%
        305,000    Ford Motor Credit
                     Corporation.................  01/06/99 to 03/03/99   5.100 to 5.410         303,908,986
         11,000    PACCAR Financial
                     Corporation.................        02/05/99                  5.100          10,945,458
                                                                                             ---------------
                                                                                                 314,854,444
                                                                                             ---------------
BANKING--4.54%
         50,000    Bank of Nova Scotia...........        01/08/99                  6.250          49,939,236
         85,000    Bankers Trust New York
                     Corporation.................  03/16/99 to 04/05/99   5.458 to 5.508          83,928,144
         80,000    Banque et Caisse d'Epargne de
                     L'Etat......................  02/10/99 to 03/08/99   5.070 to 5.190          79,401,158
         25,000    BCI Funding Corporation.......        01/04/99                  5.490          24,988,562
         49,500    Cariplo Finance
                     Incorporated................        01/05/99                  5.520          49,469,640
        125,000    Cregem North America
                     Incorporated................  01/07/99 to 03/30/99   5.070 to 5.240         123,912,250

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)
BANKING (CONCLUDED)

  $      50,000    Halifax PLC...................        03/18/99                  5.010%    $    49,471,167
         20,000    Nordbanken North America
                     Incorporated................        02/12/99                  5.470          19,872,367
         50,000    Unifunding Incorporated.......        02/19/99                  5.080          49,654,278
         25,000    Westpac Capital Corporation...        02/04/99                  5.160          24,878,167
                                                                                             ---------------
                                                                                                 555,514,969
                                                                                             ---------------
BROKER-DEALER--3.18%
         33,000    BT Alex Brown Corporation.....        04/14/99                  5.470          32,483,541
         65,000    Goldman Sachs Group L.P.......        01/04/99                  5.050          64,972,646
         70,000    Lehman Brothers Holdings
                     Incorporated................  02/19/99 to 05/14/99   5.450 to 5.530          69,094,880
         30,000    Lehman Brothers Holdings
                     Incorporated................        01/11/99                  5.545*         30,000,000
         40,000    Merrill Lynch & Company
                     Incorporated................        04/30/99                  5.470          39,276,744
        114,000    Morgan Stanley, Dean Witter &
                     Company.....................  01/06/99 to 03/26/99   5.200 to 5.420         113,086,517
         40,000    Morgan Stanley, Dean Witter &
                     Company.....................        01/07/99                  5.507*         40,000,000
                                                                                             ---------------
                                                                                                 388,914,328
                                                                                             ---------------
BUSINESS SERVICES--1.44%
         77,000    Block Financial Corporation...  01/06/99 to 02/10/99   5.200 to 5.300          76,770,764
         50,000    Xerox Capital PLC.............        01/12/99                  5.250          49,919,792
         50,000    Xerox Credit Corporation......        01/14/99                  5.300          49,904,305
                                                                                             ---------------
                                                                                                 176,594,861
                                                                                             ---------------
CHEMICALS--0.34%
         25,000    DuPont (E. I.) deNemours &
                     Company.....................        01/21/99                  5.400          24,925,000
         17,000    Henkel Corporation............        02/12/99                  5.200          16,896,867
                                                                                             ---------------
                                                                                                  41,821,867
                                                                                             ---------------
COMPUTERS--0.82%
        100,000    IBM Credit Corporation........  01/05/99 to 01/22/99   5.220 to 5.300          99,818,305
                                                                                             ---------------
CONSUMER PRODUCTS--0.76%
         93,800    Procter & Gamble Company......  02/11/99 to 03/19/99   5.000 to 5.150          93,067,308
                                                                                             ---------------
DRUGS, HEALTH CARE--1.58%
         48,951    Glaxo Wellcome Incorporated...        01/06/99                  5.450          48,913,947
         35,000    Glaxo Wellcome PLC............        03/08/99                  5.060          34,675,317
        110,000    Pfizer Incorporated...........  01/11/99 to 02/11/99   5.120 to 5.200         109,710,058
                                                                                             ---------------
                                                                                                 193,299,322
                                                                                             ---------------
ELECTRONICS--2.45%
         74,240    Emerson Electric Company......  01/12/99 to 03/10/99   5.060 to 5.320          73,935,136
         78,765    Motorola Credit Corporation...  02/26/99 to 04/01/99   4.850 to 5.030          78,033,027
         44,000    Motorola Incorporated.........        02/25/99                  5.050          43,660,527
         90,000    Siemens Capital Corporation...  01/07/99 to 02/16/99   5.040 to 5.150          89,810,553
         13,821    Vermont American
                     Corporation.................        01/29/99                  5.500          13,761,877
                                                                                             ---------------
                                                                                                 299,201,120
                                                                                             ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)

ENERGY--1.14%
  $      95,749    Exxon Imperial U.S.
                     Incorporated................        01/25/99                  4.850%    $    95,439,412
         19,000    Repsol International Finance
                     BV..........................        01/12/99                  5.200          18,969,811
         25,000    Texaco Incorporated...........        01/14/99                  5.360          24,951,611
                                                                                             ---------------
                                                                                                 139,360,834
                                                                                             ---------------
FINANCE-AIRCRAFT--0.82%
        100,000    International Lease
                     Financing...................        01/15/99                  5.200          99,797,778
                                                                                             ---------------
FINANCE-CONDUIT--1.56%
         50,000    Commerzbank U.S. Finance
                     Incorporated................        01/12/99                  5.280          49,919,334
        111,062    MetLife Funding
                     Incorporated................  01/07/99 to 01/25/99   5.250 to 5.300         110,757,049
         30,000    Svenska Handelsbanken.........        03/31/99                  5.100          29,621,750
                                                                                             ---------------
                                                                                                 190,298,133
                                                                                             ---------------
FINANCE-CONSUMER--0.81%
        100,000    Household Finance
                     Corporation.................  01/28/99 to 01/29/99            5.130          99,608,125
                                                                                             ---------------
FINANCE-DIVERSIFIED--1.47%
        130,000    Associates Corporation of
                     North America...............  01/12/99 to 01/22/99   5.200 to 5.330         129,724,855
         50,000    Barclays U.S. Funding
                     Corporation.................        02/17/99                  5.020          49,672,306
                                                                                             ---------------
                                                                                                 179,397,161
                                                                                             ---------------
FINANCE-INDEPENDENT--0.85%
        105,000    National Rural Utilities
                     Cooperative Finance
                     Corporation.................  02/09/99 to 03/25/99   5.000 to 5.100         104,038,389
                                                                                             ---------------
FINANCE-RETAIL--0.41%
         50,000    American Express Credit
                     Corporation.................        01/12/99                  5.300          49,919,028
                                                                                             ---------------
FINANCE-SUBSIDIARY--0.65%
         50,000    Dresdner U.S. Finance
                     Incorporated................  01/19/99 to 02/18/99   5.170 to 5.290          49,761,542
         30,000    National Australia Funding
                     (Delaware) Incorporated.....        03/10/99                  5.220          29,704,200
                                                                                             ---------------
                                                                                                  79,465,742
                                                                                             ---------------
FOOD, BEVERAGE & TOBACCO--4.04%
         12,320    Allied Domecq North America
                     Corporation.................        02/04/99                  5.050          12,261,240
         63,750    Campbell Soup Company.........  01/25/99 to 09/03/99   5.120 to 5.150          63,099,222
        259,800    Diageo Capital PLC............  01/27/99 to 03/26/99   4.830 to 5.150         258,197,614
         65,500    Heinz (H.J.) Company..........  01/28/99 to 02/18/99   4.850 to 5.100          65,168,892
         26,200    Hershey Foods Corporation.....        01/29/99                  4.950          26,099,130
         70,000    PepsiCo Incorporated..........        01/19/99         5.150 to 5.280          69,816,500
                                                                                             ---------------
                                                                                                 494,642,598
                                                                                             ---------------
INSURANCE--0.73%
         90,000    Prudential Funding
                     Corporation.................  01/12/99 to 01/27/99   5.300 to 5.510          89,736,250
                                                                                             ---------------
INSURANCE-PROPERTY/CASUALTY--0.90%
         35,000    A.I. Credit Corporation.......  01/11/99 to 01/19/99   5.140 to 5.150          34,938,556

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------

COMMERCIAL PAPER@ (CONCLUDED)
INSURANCE-PROPERTY/CASUALTY (CONCLUDED)

  $      75,000    AIG Funding Incorporated......        01/11/99         5.130 to 5.140%    $    74,892,986
                                                                                             ---------------
                                                                                                 109,831,542
                                                                                             ---------------
MACHINERY--0.40%
         49,000    Caterpillar Financial
                     Services....................  01/14/99 to 01/15/99            5.300          48,903,422
                                                                                             ---------------
MANUFACTURING-DIVERSIFIED--0.68%
         25,000    BTR Dunlop Finance
                     Incorporated................        01/20/99                  5.320          24,929,806
         57,975    Minnesota Mining &
                     Manufacturing Company.......  01/04/99 to 03/19/99   5.000 to 5.200          57,672,716
                                                                                             ---------------
                                                                                                  82,602,522
                                                                                             ---------------
METALS & MINING--0.65%
         58,000    Rio Tinto America
                     Incorporated................  02/11/99 to 02/24/99   5.200 to 5.360          57,592,978
         22,500    U.S. Borax Incorporated.......        01/15/99                  5.300          22,453,625
                                                                                             ---------------
                                                                                                  80,046,603
                                                                                             ---------------
PRINTING, PUBLISHING--0.65%
         25,000    Gannett Company...............        01/12/99                  5.200          24,960,278
         54,400    Reed Elsevier (USA)
                     Incorporated................  01/08/99 to 01/12/99   5.210 to 5.220          54,327,475
                                                                                             ---------------
                                                                                                  79,287,753
                                                                                             ---------------
TELECOMMUNICATIONS--1.98%
         40,000    Bell Atlantic Financial
                     Services Incorporated.......        01/08/99                  5.220          39,959,400
         38,000    BellSouth Capital Funding
                     Corporation.................        02/11/99                  5.130          37,777,985
        115,000    Lucent Technologies
                     Incorporated................  01/15/99 to 02/04/99   5.130 to 5.300         114,652,103
         50,000    SBC Communications
                     Incorporated................        01/19/99                  5.250          49,868,750
                                                                                             ---------------
                                                                                                 242,258,238
                                                                                             ---------------
UTILITY-ELECTRIC--0.17%
         21,500    Southern Company..............        02/02/99                  5.100          21,402,533
                                                                                             ---------------
UTILITY-GAS--0.41%
         50,000    Consolidated Natural Gas
                     Company.....................        01/26/99                  5.150          49,821,181
                                                                                             ---------------
Total Commercial Paper (cost--$5,757,065,486)....                                              5,757,065,486
                                                                                             ---------------

SHORT-TERM CORPORATE OBLIGATIONS--9.78%
ASSET BACKED-FINANCE--0.84%
         83,000    Beta Finance Incorporated.....  01/15/99 to 03/10/99   5.560 to 5.770          83,000,000
         20,000    Beta Finance Incorporated.....        01/05/99                  5.318*         20,000,000
                                                                                             ---------------
                                                                                                 103,000,000
                                                                                             ---------------
AUTO & TRUCK--0.37%
         45,000    PACCAR Financial
                     Corporation.................        01/28/99                  5.549*         44,995,007
                                                                                             ---------------
BANKING--0.90%
         50,000    Bankers Trust Corporation.....        02/19/99                  5.379*         49,999,329

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

   PRINCIPAL
    AMOUNT
     (000)                                            MATURITY DATES      INTEREST RATES          VALUE
---------------                                    --------------------  -----------------   ---------------

SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
BANKING (CONCLUDED)

  $      25,000    NationsBank Corporation.......        01/04/99                  5.303%*   $    25,000,165
         35,400    Norwest Corporation...........  08/31/99 to 09/15/99   5.550 to 6.680          35,526,665
                                                                                             ---------------
                                                                                                 110,526,159
                                                                                             ---------------
BROKER-DEALER--4.77%
        170,000    Bear Stearns Companies
                     Incorporated................  01/04/99 to 01/20/99   4.920 to 5.562*        170,000,000
         40,000    Credit Suisse First Boston
                     Incorporated................        01/05/99                  5.218*         40,000,000
        225,000    Lehman Brothers Holdings
                     Incorporated................  01/04/99 to 03/22/99   4.910 to 5.751*        225,046,419
         70,000    Merrill Lynch & Company
                     Incorporated................        01/04/99                  4.850*         70,000,000
         77,800    Morgan Stanley, Dean Witter &
                     Company.....................  01/04/99 to 02/01/99   4.960 to 5.907*         77,850,650
                                                                                             ---------------
                                                                                                 582,897,069
                                                                                             ---------------
COMPUTERS--0.70%
         50,000    IBM Credit Corporation........        07/22/99                  6.100          50,186,003
         35,000    IBM Credit Corporation........        03/15/99                  5.171*         35,000,000
                                                                                             ---------------
                                                                                                  85,186,003
                                                                                             ---------------
INSURANCE--2.20%
        268,750    Prudential Funding
                     Corporation.................        01/05/99         5.138 to 5.522*        268,750,000
                                                                                             ---------------
Total Short-Term Corporate Obligations
  (cost--$1,195,354,238).........................                                              1,195,354,238
                                                                                             ---------------

REPURCHASE AGREEMENT--0.08%
          9,838    Repurchase Agreement dated
                     12/31/98 with SG Cowen
                     Securities Corporation,
                     collateralized by $8,717,000
                     U.S. Treasury Notes, 7.250%
                     due 08/15/04
                     (value--$10,046,343);
                     proceeds: $9,843,247
                     (cost--$9,838,000)..........        01/04/99                  4.800           9,838,000
                                                                                             ---------------
Total Investments (cost--$12,435,899,370 which
  approximates cost for federal income tax
  purposes)--101.68%.............................                                             12,435,899,370
Liabilities in excess of other assets--(1.68)%...                                               (205,406,140)
                                                                                             ---------------
Net Assets (applicable to 12,233,891,109 shares
  of common stock outstanding at $1.00 per
  share)--100.00%................................                                            $12,230,493,230
                                                                                             ---------------
                                                                                             ---------------

----------------------------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 1998.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--66 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES       INTEREST RATES          VALUE
-------------                                     --------------------   -----------------    --------------
U.S. GOVERNMENT OBLIGATIONS--54.28%
  $   180,000    U.S. Treasury Bills...........   01/21/99 to 04/29/99   4.365 to 4.630%@     $  178,273,961
      570,000    U.S. Treasury Notes...........   01/15/99 to 10/15/99    5.750 to 7.125         573,156,343
                                                                                              --------------
Total U.S. Government Obligations
  (cost--$751,430,304).........................                                                  751,430,304
                                                                                              --------------

REPURCHASE AGREEMENTS--45.32%
       50,000    Repurchase Agreement dated
                   12/31/98 with Bear Stearns &
                   Company, Incorporated,
                   collateralized by
                   $30,845,000 U.S. Treasury
                   Bonds, 12.500% due 08/15/14
                   (value--$51,036,137);
                   proceeds: $50,025,833.......         01/04/99                    4.650         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Deustche Bank
                   Securities Incorporated,
                   collateralized by
                   $50,560,000 U.S. Treasury
                   Notes, 5.625% due 12/31/99
                   (value--$51,000,652);
                   proceeds: $50,027,222.......         01/04/99                    4.900         50,000,000
       27,451    Repurchase Agreement dated
                   12/31/98 with Dresdner
                   Kleinwort Benson N.A. LLC,
                   collateralized by
                   $27,732,000 U.S. Treasury
                   Notes, 5.625% due 12/31/99
                   (value--$28,000,446);
                   proceeds: $27,464,726.......         01/04/99                    4.500         27,451,000
       50,000    Repurchase Agreement dated
                   12/31/98 with First Chicago
                   Capital Markets
                   Incorporated, collateralized
                   by $48,600,000 U.S. Treasury
                   Notes, 5.750% due 04/30/03
                   (value--$51,000,840);
                   proceeds: $50,026,667.......         01/04/99                    4.800         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Goldman Sachs
                   & Company, collateralized by
                   $40,970,000 U.S. Treasury
                   Notes, 10.750% due 05/15/03
                   (value--$51,028,135);
                   proceeds: $50,025,278.......         01/04/99                    4.550         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Merrill Lynch
                   Government Securities
                   Incorporated, collateralized
                   by $44,300,000 U.S. Treasury
                   Notes, 7.250% due 08/15/04
                   (value--$51,000,375)
                   proceeds: $50,026,389.......         01/04/99                    4.750         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with J.P. Morgan
                   Securities Incorporated,
                   collateralized by
                   $47,720,000 U.S. Treasury
                   Notes, 6.625% due 04/30/02
                   (value--$51,000,750);
                   proceeds: $50,026,111.......         01/04/99                    4.700         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Morgan Stanley
                   & Company Incorporated,
                   collateralized by
                   $36,350,000 U.S. Treasury
                   Bonds, 11.750% due 02/15/10
                   (value--$51,017,225);
                   proceeds: $50,025,667.......         01/04/99                    4.620         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with NationsBanc
                   Montgomery Securities,
                   collateralized by
                   $49,580,000 U.S. Treasury
                   Notes, 5.375% due 06/30/03
                   (value--$51,005,425);
                   proceeds: $50,025,000.......         01/04/99                    4.500         50,000,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Salomon Smith
                   Barney Incorporated,
                   collateralized by
                   $45,445,000 U.S. Treasury
                   Notes, 6.500% due 10/15/06
                   (value--$51,025,192);
                   proceeds: $50,026,111.......         01/04/99                    4.700         50,000,000

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES       INTEREST RATES          VALUE
-------------                                     --------------------   -----------------    --------------

REPURCHASE AGREEMENTS (CONCLUDED)

  $    50,000    Repurchase Agreement dated
                   12/31/98 with SG Cowen
                   Securities Corporation,
                   collateralized by
                   $31,313,000 U.S. Treasury
                   Bonds, 10.625% due 08/15/15
                   (value--$51,001,049);
                   proceeds: $50,026,944.......         01/04/99                    4.850%    $   50,000,000
       33,058    Repurchase Agreement dated
                   12/31/98 with State Street
                   Bank Corporation,
                   collateralized by
                   $25,545,000 U.S. Treasury
                   Bonds, 11.875% due 11/15/03
                   (value--$33,719,400);
                   proceeds: $33,075,815.......         01/04/99                    4.850         33,058,000
       16,942    Repurchase Agreement dated
                   12/31/98 with State Street
                   Bank Corporation,
                   collateralized by
                   $16,580,000 U.S. Treasury
                   Notes, 5.750% due 11/30/02
                   (value--$17,284,650);
                   proceeds: $16,951,130.......         01/04/99                    4.850         16,942,000
       50,000    Repurchase Agreement dated
                   12/31/98 with Warburg Dillon
                   Read LLC, collateralized by
                   $38,203,000 U.S. Treasury
                   Bonds, 7.625% due 02/15/25
                   (value--$51,001,005);
                   proceeds: $50,026,389.......         01/04/99                    4.750         50,000,000
                                                                                              --------------
Total Repurchase Agreements
  (cost--$627,451,000).........................                                                  627,451,000
                                                                                              --------------
Total Investments (cost--$1,378,881,304 which
  approximates cost for federal income tax
  purposes)--99.60%............................                                                1,378,881,304
Other assets in excess of liabilities--0.40%...                                                    5,502,059
                                                                                              --------------
Net Assets (applicable to 1,384,771,855 shares
  of common stock outstanding at $1.00 per
  share)--100.00%..............................                                               $1,384,383,363
                                                                                              --------------
                                                                                              --------------

-----------------

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--78 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
ALABAMA--1.55%
  $    10,900    Birmingham Alabama Medical
                   Clinic Board Revenue
                   (U.A.H.S.F.)................            A                   3.850%         $     10,900,000
        9,635    Birmingham Alabama Refunding,
                   Series A....................            A                   4.000                 9,635,000
       10,000    Port City Medical Board of
                   Mobile
                   (Infirmiry Health
                   Systems)....................         04/09/99               2.950                10,000,000
        6,000    St. Clair County Industrial
                   Development Board
                   (National Cement Company
                   Inc. Project)...............            A                   4.050                 6,000,000
                                                                                              ----------------
                                                                                                    36,535,000
                                                                                              ----------------
ARIZONA--3.93%
       11,200    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Company Project Series B)...            A                   4.150                11,200,000
        6,500    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Springerville Project)......            A                   4.100                 6,500,000
       10,000    Maricopa County Pollution
                   Control
                   (Arizona Public Service
                   Company)....................            A                   4.000                10,000,000
        4,200    Phoenix Multi-Family Housing
                   Authority
                   (Del Mar Terrace Apartments
                   Project)....................            A                   4.000                 4,200,000
        8,200    Phoenix Multi-Family Housing
                   Authority
                   (Southwest Villages
                   Project)....................            A                   3.850                 8,200,000
       52,460    Salt River Agricultural
                   Improvement and Power
                   Project
                   Tax-Exempt Commercial
                   Paper.......................   01/12/99 to 03/11/99     2.950 to 3.350           52,460,000
                                                                                              ----------------
                                                                                                    92,560,000
                                                                                              ----------------
CALIFORNIA--2.09%
        6,500    California Higher Education
                   Loan Authority
                   (Student Loans).............            A                   3.050                 6,500,000
        4,200    California Higher Education
                   Loan Authority
                   (Student Loans).............            A                   3.800                 4,200,000
        9,000    California School Cash Reserve
                   Program Authority Pool
                   Series A
                   Tax and Revenue Anticipation
                   Notes.......................         07/01/99               4.500                 9,032,759
        2,420    Fremont School District Santa
                   Clara County
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               3.900                 2,422,520
        5,000    Fremont California
                   Tax and Revenue Anticipation
                   Notes.......................         07/01/99               4.000                 5,007,161
       10,000    Los Angeles County Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.500                10,039,412
        6,900    Los Angeles Regional Airports
                   Improvement Corporation
                   Lease Revenue...............            A                   4.850                 6,900,000
        5,000    Orange County California......         02/11/99               3.000                 5,000,000
                                                                                              ----------------
                                                                                                    49,101,852
                                                                                              ----------------
COLORADO--1.78%
        6,250    Colorado General Fund Revenue
                   Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/25/99               4.000                 6,262,126
       10,000    Colorado Housing Finance
                   Authority
                   Multi-Family Housing Revenue
                   Project
                   (Grant Plaza Project).......            A                   4.125                10,000,000
        6,000    Douglas and Elbert County
                   Colorado School District
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               3.750                 6,023,235

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

COLORADO (CONCLUDED)

  $     9,150    Douglas County Colorado
                   Multi-Family Housing Revenue
                   (Autumn Chase Project J)....            A                   3.200%         $      9,150,000
       10,500    Moffat County Pollution
                   Control Revenue
                   (Colorado-Ute Electric).....            A                   3.850                10,500,000
                                                                                              ----------------
                                                                                                    41,935,361
                                                                                              ----------------
DELAWARE--0.62%
       14,600    Delaware Economic Development
                   Authority
                   (Hospital Billing &
                   Collection Service, Ltd.)...            A                   4.250                14,600,000
                                                                                              ----------------
FLORIDA--4.94%
        9,550    Dade County Health Facilities
                   Authority Hospital Revenue
                   (Miami Childrens
                   Hospital)...................            A                   3.400                 9,550,000
       32,000    Dade County Water and Sewer
                   System Revenue..............            A                   3.400                32,000,000
       12,430    Florida Local Government
                   Finance Commission Series A
                   Tax-Exempt Commercial
                   Paper.......................   02/09/99 to 03/15/99     3.100 to 3.350           12,430,000
        5,245    Florida Municipal Power Agency
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................         02/17/99               3.200                 5,245,000
        4,000    Jacksonville Electric Series A
                   Tax-Exempt Commercial
                   Paper.......................         02/17/99               3.350                 4,000,000
        4,350    Orange County Health
                   Facilities Authority
                   (Adventist Health
                   Systems)....................            A                   3.950                 4,350,000
        5,090    Orange County Health
                   Facilities Authority
                   (Mayflower Retirement
                   Center).....................            A                   4.000                 5,090,000
        7,400    Orange County Health
                   Facilities Authority
                   (Pooled Hospital Loan
                   Program)
                   Tax-Exempt Commercial
                   Paper.......................         01/28/99               3.050                 7,400,000
        8,000    Sarasota County Public
                   Hospital District
                   (Sarasota Memorial)
                   Tax-Exempt Commercial
                   Paper.......................         01/25/99               3.000                 8,000,000
       11,500    Hoosier City of Sullivan
                   Tax-Exempt Commercial
                   Paper.......................         02/19/99               3.200                11,500,000
        3,240    National Rural Utilities
                   (Hoosier Energy)
                   Tax-Exempt Commercial
                   Paper.......................         03/09/99               3.100                 3,240,000
        4,000    Tampa Florida Occupational
                   License Tax, Series A.......            A                   3.750                 4,000,000
        4,900    University of North Florida
                   Foundation Incorporated.....            A                   4.000                 4,900,000
        4,550    West Orange Memorial Hospital,
                   A1
                   Tax-Exempt Commercial
                   Paper.......................         02/18/99               3.050                 4,550,000
                                                                                              ----------------
                                                                                                   116,255,000
                                                                                              ----------------
GEORGIA--8.64%
       10,000    Georgia Municipal Electric
                   Authority...................            A                   4.150                10,000,000
       31,000    Georgia Municipal Gas
                   Authority
                   (Transco Portfolio I Project
                   B)..........................            A                   4.150                31,000,000
        9,740    Georgia Municipal Gas
                   Authority Gas Revenue
                   (Agency Project Series C)...            A                   4.150                 9,740,000
        4,000    Georgia Municipal Gas
                   Authority Gas Revenue
                   (Gas Portfolio II Project
                   C)..........................            A                   3.900                 4,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

GEORGIA (CONCLUDED)

  $    16,700    Burke County Development
                   Authority, Series A
                   (Oglethorpe Power)
                   Tax-Exempt Commercial
                   Paper.......................   02/24/99 to 03/16/99         2.950%         $     16,700,000
       47,005    Burke County Development
                   Authority Pollution Control
                   (Oglethorpe Power Corp.)....            A                   3.850                47,005,000
       19,800    Burke County Development
                   Authority Pollution Control
                   Revenue
                   (Georgia Power Company Plant
                   Vogtle Ist).................            A                   5.050                19,800,000
        3,000    Cobb And Marietta County Water
                   Authority Water Revenue.....         11/01/99               4.500                 3,038,113
       10,000    Cobb County Housing Authority
                   Multi-Family Housing Revenue
                   (Greenhouse Frey Apartment
                   Project)....................            A                   4.250                10,000,000
       10,000    De Kalb County Housing
                   Authority Multi-Family
                   Housing Revenue
                   Refunding Post Walk
                   Project.....................            A                   4.000                10,000,000
        5,500    De Kalb Private Hospital
                   Authority Revenue
                   Anticipation Certificates
                   ESR Childrens Health, Series
                   B...........................            A                   3.900                 5,500,000
       12,370    Glynn Brunswick Memorial
                   Hospital Anticipation
                   Certificates
                   (Southeast Georgia
                   Project)....................            A                   3.850                12,370,000
        5,100    Glynn Brunswick Memorial
                   Hospital Anticipation
                   Certificates
                   (S E Georgia Health)........            A                   3.850                 5,100,000
        6,000    Gwinnett County Housing
                   Authority Multi-Family
                   Housing Revenue
                   (Post Chase Project)........            A                   4.000                 6,000,000
       13,150    Gwinnett County Housing
                   Authority Multi-Family
                   Housing Revenue
                   Various Post Court
                   Project.....................            A                   4.000                13,150,000
                                                                                              ----------------
                                                                                                   203,403,113
                                                                                              ----------------
ILLINOIS--10.98%
       13,500    Illinios Healthcare Authority
                   Health Facility Authority
                   (Evanston Hospital).........   03/01/99 to 06/01/99     3.700 to 3.800           13,500,000
        6,000    Illinois Development Finance
                   Authority
                   (Chicago Symphony
                   Orchestra)..................            A                   4.000                 6,000,000
       16,200    Illinois Development Finance
                   Authority Pollution Control
                   Revenue
                   (Commonwealth Edison).......            A                   4.150                16,200,000
        4,000    Illinois Development Finance
                   Authority Revenue
                   (Provena Health) Series C...            A                   4.100                 4,000,000
       24,056    Illinois Educational
                   Facilities Authority Revenue
                   (Pooled loan)
                   Tax-Exempt Commercial
                   Paper.......................   03/17/99 to 04/08/99     3.000 to 3.100           24,056,000
        4,845    Illinois Educational
                   Facilities Authority Revenue
                   (Northwestern University)...            A                   4.150                 4,845,000
        9,000    Illinois Educational
                   Facilities Authority Revenue
                   (Field Museum of Natural
                   History)....................         01/28/99               3.650                 9,000,000
        6,000    Illinois Educational
                   Facilities Authority Revenue
                   (Shedd Aquarium Society
                   B)..........................         07/20/99               3.700                 6,000,000
        8,000    Illinois Health Facilities
                   Authority Revenue
                   (Pooled Loan)...............            A                   4.100                 8,000,000
       19,700    Illinois Health Facilities
                   Authority Revenue
                   (Central Health and
                   Northwest Community)........            A                   3.200                19,700,000
        7,000    Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital)
                   Tax-Exempt Commercial
                   Paper.......................         08/02/99               3.150                 7,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

ILLINOIS (CONCLUDED)

  $    15,100    Illinois Health Facilities
                   Authority Revenue
                   (Loyola University Health
                   Systems B)..................            A                   3.850%         $     15,100,000
        5,000    Illinois Health Facilities
                   Authority Revenue
                   (University Chicago
                   Hospital)...................            A                   4.000                 5,000,000
       21,950    Illinois Health Facilities
                   Authority Revenue
                   Refunding (Advocate Health
                   Care B).....................            A                   4.000                21,950,000
       17,600    Illinois Toll and Highway
                   Authority...................            A                   3.850                17,600,000
        4,000    Chicago Illinois Multi-Family
                   Housing Revenue
                   (Waveland Associates Project
                   D)..........................            A                   4.050                 4,000,000
        1,500    Chicago Illinois Multi-Family
                   Housing Revenue
                   (Waveland Associates Project
                   E)..........................            A                   4.050                 1,500,000
       32,200    Chicago O'Hare International
                   Airport Revenue, Series C...            A                   4.000                32,200,000
       39,600    Cook County Illinios..........            A                   4.100                39,600,000
        3,000    Metropolitan Pier And
                   Exposition Authority
                   Illinois....................         06/01/99               6.000                 3,029,088
                                                                                              ----------------
                                                                                                   258,280,088
                                                                                              ----------------
INDIANA--1.85%
        4,000    Indiana Municipal Power Supply
                   Systems Revenue
                   Refunding Series A..........            A                   3.950                 4,000,000
       21,000    City of Indianapolis Gas
                   Utility System
                   Tax-Exempt Commercial
                   Paper.......................   02/16/99 to 04/14/99     2.950 to 3.050           21,000,000
       18,600    St Joseph County Educational
                   Facilities Revenue
                   (University Notre Dame).....            A                   3.900                18,600,000
                                                                                              ----------------
                                                                                                    43,600,000
                                                                                              ----------------
IOWA--0.98%
       23,000    Iowa Finance Authority
                   (Village Court Project).....            A               3.625 to 4.000           23,000,000
                                                                                              ----------------
KENTUCKY--3.15%
        4,500    Kentucky Asset / Liability
                   Commission General Fund.....         11/01/99               3.500                 4,520,009
        4,000    Kentucky Asset / Liability
                   Commission General Fund
                   Tax and Revenue Anticipation
                   Notes, Series B.............         06/25/99               4.000                 4,012,555
        7,865    Kentucky Economic Development
                   Finance Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare Systems
                   Obligation).................            A                   4.000                 7,865,000
       20,500    Jefferson County Kentucky
                   Pollution Control Revenue
                   (Louisville Gas and
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................   01/23/99 to 02/18/99     3.000 to 3.350           20,500,000
        8,095    Mason County Pollution Control
                   Revenue
                   (East Kentucky Power
                   National Rural).............            A                   4.050                 8,095,000
       29,035    Trimble County Pollution
                   Control
                   (Louisville Gas & Electric
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................   01/28/99 to 03/10/99     3.050 to 3.450           29,035,000
                                                                                              ----------------
                                                                                                    74,027,564
                                                                                              ----------------
LOUISIANA--3.47%
       22,000    Louisiana Offshore Terminal
                   Authority Deepwater.........            A                   4.000                22,000,000
       12,000    Louisiana Public Facilities
                   Authority Pollution Control
                   Revenue
                   (Ciba Geigy)................            A                   4.050                12,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

LOUISIANA (CONCLUDED)

  $     7,690    Louisiana Public Facilities
                   Authority Revenue
                   (College and University
                   Equipment and Capital Series
                   A)..........................            A                   4.000%         $      7,690,000
        9,700    Calcasieu Parish Industrial
                   Development Board
                   Pollution Control Revenue
                   (Citgo Petrol
                   Corporation)................            A                   4.300                 9,700,000
        3,750    Calcasieu Parish Louisiana
                   Sales Tax District..........            A                   4.000                 3,750,000
       11,500    Jefferson Parish Hospital
                   Service District Hospital
                   Revenue.....................            A                   4.000                11,500,000
        5,000    Plaquemines Port Harbor and
                   Terminal District
                   Marine Terminal Facilities
                   Revenue Electro Coal
                   Transfer
                   (Tampa Electric) Tax-Exempt
                   Commercial Paper............   02/08/99 to 03/04/99     3.000 to 3.250            5,000,000
        4,000    Plaquemines Port Harbor And
                   Terminal District Port
                   (Chevron Pipeline
                   Company)....................            A                   3.650                 4,001,278
        5,900    South Louisiana Port
                   Commission Marine Terminal
                   Facilities Revenue
                   (Occidental Petroleum)......            A                   4.000                 5,900,000
                                                                                              ----------------
                                                                                                    81,541,278
                                                                                              ----------------
MARYLAND--2.37%
       17,188    Maryland Health & Higher
                   Education, Series C
                   (John Hopkins)
                   Tax-Exempt Commercial
                   Paper.......................   02/17/99 to 02/18/99         3.100                17,188,000
        4,500    Maryland Health & Higher
                   Educational Facilities
                   Series A
                   (John Hopkins Hospital).....            A                   4.050                 4,500,000
        3,600    Maryland Health & Higher
                   Educational Facilities
                   Series A
                   (Pooled Loan Program).......            A                   3.950                 3,600,000
        5,400    Maryland Health & Higher
                   Educational Facilities
                   Series B
                   (Pooled Loan Program).......            A                   4.150                 5,400,000
       10,000    Montgomery County Series B
                   (Consolidated Public
                   Improvement)................         02/12/99               3.350                10,000,000
        5,965    Northeast Maryland Waste
                   Disposal Authority Resources
                   Recovery Revenue
                   (Refunding Harford Country
                   Resoucres)..................            A                   3.750                 5,965,000
        9,200    University of Maryland
                   Equipment Tender Notes......            A                   4.050                 9,200,000
                                                                                              ----------------
                                                                                                    55,853,000
                                                                                              ----------------
MASSACHUSETTS--1.86%
       10,000    Massachusetts Health and
                   Educational Facilities
                   Authority
                   (Capital Asset Program).....            A                   3.600                10,000,000
        4,000    Massachusetts Municipal
                   Wholesale Electric Company
                   Power Supply Systems
                   Revenue.....................            A                   3.900                 4,000,000
        2,340    Massachusetts State Turnpike
                   Authority
                   Bond Anticipation Notes.....         06/01/99               5.000                 2,355,126
       11,400    Boston Water and Sewer
                   Commission Revenue Series
                   A...........................            A                   3.700                11,400,000
        1,130    Falmouth Massachusetts
                   Bond Anticipation Notes.....         08/13/99               4.000                 1,132,640
       10,000    Gloucester Massachusetts
                   Bond Anticipation Notes.....         08/05/99               4.000                10,019,398

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

MASSACHUSETTS (CONCLUDED)

  $     4,900    Narragansett Regional School
                   District
                   Bond Anticipation Notes.....         07/30/99               3.750%         $      4,910,698
                                                                                              ----------------
                                                                                                    43,817,862
                                                                                              ----------------
MICHIGAN--2.54%
        2,000    Michigan Municipal Bond
                   Authority Revenue
                   Notes Series B 1............         07/02/99               4.500                 2,008,656
        4,500    Michigan Municipal Bond
                   Authority Revenue
                   Notes Series D 1............         08/27/99               4.250                 4,518,955
       12,950    Michigan Municipal Bond
                   Authority Revenue
                   Notes Series D 2............         08/27/99               4.250                13,008,687
        3,500    Michigan State Building
                   Authority Revenue Series
                   1...........................         02/09/99               3.300                 3,500,000
        4,000    Michigan State Housing
                   Development Authority
                   (Shoal Creek)...............            A                   4.000                 4,000,000
        3,000    Michigan State Strategic Fund
                   Limited Obligation
                   Revenue.....................            A                   5.050                 3,000,000
        3,100    Michigan Strategic Fund
                   (Dow Chemical)
                   Tax-Exempt Commercial
                   Paper.......................         02/11/99               3.150                 3,100,000
       10,100    City Of Rochester Healthcare
                   Facilities
                   (Mayo Clinic)
                   Tax-Exempt Commercial
                   Paper.......................   02/22/99 to 02/23/99         3.000                10,100,000
        3,000    Detroit City School
                   District....................         07/01/99               4.250                 3,012,191
        8,000    Kent Hospital Finance
                   Authority Michigan Revenue
                   Refunding Spectrum Health
                   B...........................            A                   3.850                 8,000,000
        5,400    Northville Township Economic
                   Development Corporation
                   Limited Obligation Revenue
                   (Thrifty Northville
                   Incorporated Project).......            A                   4.125                 5,400,000
                                                                                              ----------------
                                                                                                    59,648,489
                                                                                              ----------------
MISSISSIPI--0.73%
        8,700    Mississippi Business Finance
                   Corporation Mississippi
                   Revenue
                   (Mississippi College).......            A                   4.050                 8,700,000
        2,000    Claiborne County Pollution
                   Control Revenue
                   (Southern Mississippi
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................         02/19/99               3.400                 2,000,000
        6,500    Perry County Pollution Control
                   Revenue
                   (Leaf River Forest).........            A                   4.050                 6,500,000
                                                                                              ----------------
                                                                                                    17,200,000
                                                                                              ----------------
NEBRASKA--1.09%
       10,600    Lancaster County Hospital
                   Revenue
                   (Bryan Memorial Hospital
                   Project)....................            A                   3.850                10,600,000
       15,100    Nebraska Higher Education Loan
                   Authority...................            A                   4.100                15,100,000
                                                                                              ----------------
                                                                                                    25,700,000
                                                                                              ----------------
NEVADA--1.62%
        1,230    Carson City Nevada School
                   District....................         04/01/99               8.500                 1,245,174
       36,819    Clark County Airport
                   Improvement Revenue.........            A                   3.850                36,819,000
                                                                                              ----------------
                                                                                                    38,064,174
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
NEW HAMPSHIRE--1.21%
  $     5,000    New Hampshire Business Finance
                   Authority Series A
                   Resource Recovery Revenue...            A                   3.950%         $      5,000,000
       19,525    New Hampshire Housing Finance
                   Authority Multi-Family
                   Revenue
                   (EQR Bond Partnership
                   Project)....................            A                   4.250                19,525,000
        4,000    Dover New Hampshire
                   Tax Anticipation Notes......         06/24/99               4.000                 4,000,911
                                                                                              ----------------
                                                                                                    28,525,911
                                                                                              ----------------
NEW JERSEY--1.47%
        2,500    New Jersey State
                   Transportation Authority
                   Trust Fund
                   Transportation Systems
                   Series A....................         06/15/99               4.500                 2,509,228
       10,000    New Jersey State Turnpike
                   Authority...................            A                   3.750                10,000,000
       12,000    South Jersey Transportation
                   Authority
                   Subordinated Bond
                   Anticipation Notes..........         11/03/99               2.950                12,000,000
       10,000    Woodbridge Township
                   Bond Anticipation Notes.....         07/30/99               4.000                10,022,269
                                                                                              ----------------
                                                                                                    34,531,497
                                                                                              ----------------
NEW MEXICO--1.85%
        3,500    New Mexico
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 3,510,830
       12,600    Albuquerque Airport Revenue...            A                   3.850                12,600,000
       10,050    Albuquerque Gross Receipts
                   Lodges Tax Revenue Series
                   A...........................            A                   3.950                10,050,000
       17,435    University of New Mexico
                   University Revenues.........            A                   3.850                17,435,000
                                                                                              ----------------
                                                                                                    43,595,830
                                                                                              ----------------
NEW YORK--6.56%
        3,500    New York State Dormitory
                   Authority Series A
                   (Hospital Insured Mortgage
                   Revenue)....................         02/16/99               4.750                 3,504,878
        4,800    New York State Energy Research
                   and Development Authority
                   Pollution Control Revenue
                   (Orange and Rockland Project
                   A)..........................            A                   3.800                 4,800,000
        7,000    New York State Housing Finance
                   Agency
                   (Normandie Court I
                   Project)....................            A                   4.100                 7,000,000
        6,500    New York State Local
                   Government Assistance
                   Corporation.................            A               3.850 to 3.900            6,500,000
        3,000    New York State Power Authority
                   Tax-Exempt Commercial
                   Paper.......................         02/05/99               3.000                 3,000,000
        4,400    Port Authority of New York and
                   New Jersey..................            A                   5.050                 4,400,000
       23,900    Babylon New York Industrial
                   Development Agency Resources
                   (Ogden Martin Project)......            A                   3.800                23,900,000
        6,000    Central Islip New York Union
                   Free School District
                   Tax Anticipation Notes......         06/30/99               4.000                 6,007,121
        8,000    Metropolitan Transportation
                   Authority...................         03/08/99               3.050                 8,000,000
       17,000    Municipal Assistance
                   Corporation for New York
                   City........................            A               3.600 to 3.800           17,000,000
        6,000    Nassau County
                   Revenue Anticipation Notes
                   Series A....................         03/10/99               4.000                 6,002,142
        3,500    New York City
                   Tax-Exempt Commercial
                   Paper.......................         02/10/99               3.000                 3,500,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

NEW YORK (CONCLUDED)

  $     2,500    New York City Municipal Water
                   Finance Authority
                   Water & Sewer Systems
                   Revenue.....................         01/21/99               3.350%         $      2,500,000
        1,245    New York City, Series B2......            A                   2.150                 1,245,000
       10,000    New York City, Series F-7.....            A                   4.100                10,000,000
        3,000    Rome School District
                   Revenue Anticipation
                   Notes.......................         06/30/99               4.000                 3,002,840
        3,500    Schenectady School District
                   Revenue Anticipation
                   Notes.......................         06/30/99               3.750                 3,506,612
       31,535    Suffolk County Water
                   Authority...................            A                   3.900                31,535,000
        9,000    Suffolk County Water Authority
                   Bond Anticipation Notes.....            A                   3.900                 9,000,000
                                                                                              ----------------
                                                                                                   154,403,593
                                                                                              ----------------
NORTH CAROLINA--5.55%
       21,450    North Carolina Education and
                   Medicare
                   (Duke University)...........            A               3.250 to 3.950           21,450,000
       11,145    North Carolina Educational
                   Facilities Finance Agency
                   Revenue
                   (Guilford College)..........            A                   4.000                11,145,000
       22,000    North Carolina Educational
                   Facility
                   (Bowman Grey School Medical
                   Project)....................            A                   3.950                22,000,000
        6,000    North Carolina Educational
                   Facility
                   (Duke University Project
                   Series A)...................            A                   3.950                 6,000,000
       14,000    North Carolina Educational
                   Facility
                   (Duke University Project
                   Series B)...................            A                   3.950                14,000,000
        9,815    North Carolina Educational
                   Facility
                   (Elon College)..............            A                   3.900                 9,815,000
        5,785    North Carolina Medical Care
                   Commission Hospital Revenue
                   (Duke University Hospital
                   Project C)..................            A                   3.950                 5,785,000
       16,480    Charlotte Airport Revenue.....            A                   3.850                16,480,000
       16,400    Charlotte Mecklenberg Hospital
                   Authority
                   Health Care Systems Revenue
                   Series D....................            A                   3.900                16,400,000
        7,600    Union County Industrial
                   Facilities and Pollution
                   Control
                   Financing Authority
                   (Square D Company
                   Project)....................            A               4.000 to 4.125            7,600,000
                                                                                              ----------------
                                                                                                   130,675,000
                                                                                              ----------------
OHIO--1.85%
        4,370    Ohio State Air Quality
                   Development Authority
                   Revenue
                   Pollution Control Electric
                   B...........................         03/12/99               3.050                 4,370,000
        5,300    Columbus Electric Systems
                   Revenue.....................            A                   3.500                 5,300,000
       18,900    Columbus Sewer Revenue........            A                   3.900                18,900,000
       10,000    Cuyahoga County Hospital
                   Revenue
                   (Cleveland Clinic Foundation
                   A)..........................            A                   4.050                10,000,000
        5,000    Cuyahoga County Hospital
                   Revenue, Series A...........            A                   4.100                 5,000,000
                                                                                              ----------------
                                                                                                    43,570,000
                                                                                              ----------------
OREGON--1.87%
       29,500    Oregon State General
                   Obligation
                   (Veterans Welfare)..........            A               4.000 to 4.100           29,500,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

OREGON (CONCLUDED)

  $    10,000    Oregon State Variable Rate
                   Series 73 H.................            A                   4.100%         $     10,000,000
        4,500    Multnomah County School
                   District Number 1J
                   Tax And Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 4,512,831
                                                                                              ----------------
                                                                                                    44,012,831
                                                                                              ----------------
PENNSYLVANIA--4.29%
       10,000    Pennsylvania State Higher
                   Educational Facilities
                   Authority Revenue
                   (University Pennsylvania
                   Health Services) Series B...            A                   4.050                10,000,000
        7,000    Alleghany County Pollution
                   Control Revenue
                   (U.S. Steel)
                   Tax-Exempt Commercial
                   Paper.......................         01/20/99               3.200                 7,000,000
       14,000    Allegheny County Hospital
                   Development Authority
                   Revenue
                   (St. Francis Systems).......            A                   4.050                14,000,000
        4,000    Beaver County Industrial
                   Development, Series 90C
                   (Duquene light)
                   Tax-Exempt Commercial
                   Paper.......................         02/01/99               3.350                 4,000,000
        7,400    Bucks County Industrial
                   Development Authority
                   Revenue
                   (Edgcomb Metals Company)....            A                   3.150                 7,400,000
       21,200    Delaware Valley Regional
                   Finance Authority
                   Local Government Revenue....            A                   3.900                21,200,000
        4,600    Delaware Valley Regional
                   Finance Authority Series A
                   Local Government Revenue....            A                   3.900                 4,600,000
        4,200    Delaware Valley Regional
                   Finance Authority Series B
                   Local Government Revenue....            A                   3.900                 4,200,000
        4,100    Delaware County, Series PCR
                   (PICO Energy)
                   Tax-Exempt Commercial
                   Paper.......................         02/05/99               3.050                 4,100,000
       12,200    Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company).........            A               3.850 to 4.250           12,200,000
        4,500    Philadelphia Series A
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99               4.250                 4,513,151
        7,800    Pottsville Hospital Authority
                   Hospital Revenue
                   (Charity Obligation Group
                   Series F)...................            A                   3.900                 7,800,000
                                                                                              ----------------
                                                                                                   101,013,151
                                                                                              ----------------
RHODE ISLAND--0.17%
        3,965    Rhode Island State Health &
                   Educational Building
                   Corporation
                   (Women & Infants)...........            A                   3.550                 3,965,000
                                                                                              ----------------
SOUTH CAROLINA--1.63%
        6,200    Greenville County Industrial
                   Revenue
                   (Edgcomb Metals Company
                   Project)....................            A                   4.000                 6,200,000
       13,335    South Carolina Jobs Economic
                   Development Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare
                   Systems)....................            A                   3.900                13,335,000
        7,600    South Carolina Jobs Economic
                   Development Authority
                   Hospital Facilities Revenue
                   Regional Medical Center
                   Orangeburg..................            A                   3.850                 7,600,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

SOUTH CAROLINA (CONCLUDED)

  $    11,300    South Carolina Public Service
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................   02/05/99 to 02/22/99    2.950 to 3.000%     $     11,300,000
                                                                                              ----------------
                                                                                                    38,435,000
                                                                                              ----------------
TENNESSEE--3.09%
        2,000    Tennessee Energy Acquisition
                   Corporation Gas, Series A...         09/01/99               3.750                 2,004,528
        2,440    Tennessee Energy Acquisition
                   Corporation Gas, Series B...         09/01/99               3.750                 2,444,733
        3,565    Tennessee State School Bond
                   Authority Series A
                   Higher Educational
                   Facilities..................         05/01/99               5.000                 3,587,616
        4,000    Tennessee State School Board
                   Tax-Exempt Commercial
                   Paper.......................         03/12/99               2.950                 4,000,000
        5,000    Tennessee State School Board,
                   Series A....................         05/01/99               5.000                 5,032,250
        2,200    Tennessee State, Series B.....         06/01/99               5.950                 2,220,625
        7,845    Clarksville Public Building
                   Authority Revenue C.........            A                   4.050                 7,845,000
       15,000    Johnson County Health.........         02/25/99               3.100                15,000,000
        4,000    Metropolitan Nashville Airport
                   Authority...................            A                   4.000                 4,000,000
        8,000    Metropolitan Nashville &
                   Davidson Health and
                   Education
                   (Vanderbilt University).....            A                   3.750                 8,000,000
        8,600    Metropolitan Nashville &
                   Davidson Industrial
                   (Timberlake)................            A                   3.500                 8,600,000
       10,000    Shelby County 1997 Series A
                   Tax-Exempt Commercial
                   Paper.......................   01/12/99 to 02/12/99     3.150 to 3.350           10,000,000
                                                                                              ----------------
                                                                                                    72,734,752
                                                                                              ----------------
TEXAS--13.49%
        7,000    Texas Public Finance Authority
                   Series B
                   Tax-Exempt Commercial
                   Paper.......................         03/08/99               2.950                 7,000,000
       10,000    Texas State
                   Registered D Series A58.....            A                   5.350                10,000,000
       20,000    Texas State
                   Tax and Revenue Anticipation
                   Notes.......................         08/31/99               4.500                20,205,400
       67,000    Texas State
                   Tax-Exempt Commercial
                   Paper.......................   07/23/99 to 08/23/99         2.950                67,000,000
        6,915    Bexar County Health Facilities
                   Development
                   (Army Retirement
                   Foundation).................            A                   4.000                 6,915,000
        4,850    Brazos River Harbor Navigation
                   District Brazoria County
                   Revenue (Dow Chemical
                   Company Project A)..........            A                   5.150                 4,850,000
        9,500    City of Houston
                   Tax-Exempt Commercial
                   Paper.......................   02/25/99 to 02/26/99     3.050 to 3.150            9,500,000
       62,000    City of Houston Water & Sewer
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................   02/08/99 to 04/07/99     2.900 to 3.400           62,000,000
        4,500    Fort Worth Texas, Series A....         03/01/99               5.500                 4,517,257
       12,800    Georgetown Higher Education
                   Finance Corp.
                   (Southwestern University)...            A                   4.000                12,800,000
        8,000    Harris County Health
                   Facilities
                   (Baylor College of Medical
                   Project)....................            A                   4.150                 8,000,000
        5,900    Harris County Health
                   Facilities Series B
                   (Memorial Hospital Systems
                   Project)....................            A                   3.900                 5,900,000
        5,000    Harris County Texas
                   Tax Anticipation Notes......         02/26/99               4.250                 5,008,343

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

TEXAS (CONCLUDED)

  $    23,100    Harris County Toll Roads......            A                   3.950%         $     23,100,000
        2,000    Harris County Health
                   Facilities Series A
                   (Memorial Hospital Systems
                   Project)....................         06/01/99               4.100                 2,005,632
        4,500    Hockley County Texas
                   Industrial Development
                   Corporation Pollution
                   (Amoco Project).............         05/01/99               3.000                 4,502,143
        4,000    Houston Texas General
                   Obligation, Series C........         04/08/99               2.950                 4,000,000
       19,000    North Central Texas Health,
                   Series 1991 A
                   (Methodist Hospital)
                   Tax-Exempt Commercial
                   Paper.......................   02/11/99 to 02/12/99         3.150                19,000,000
        9,200    Port of Corpus Christi
                   Authority Texas
                   (Koch Industries)
                   Tax-Exempt Commercial
                   Paper.......................            A                   3.750                 9,200,000
       10,000    San Antonio Texas Electric and
                   Gas Series A
                   Tax-Exempt Commercial
                   Paper.......................         01/28/99               3.250                10,000,000
       18,000    Travis County Health
                   Facilities Development
                   Corporation Hospital Revenue
                   (Charity Obligation Group
                   Series E)...................            A                   3.900                18,000,000
        4,000    University of Texas Board of
                   Regents Series A............         02/05/99               3.050                 4,000,000
                                                                                              ----------------
                                                                                                   317,503,775
                                                                                              ----------------
UTAH--0.42%
        4,000    Intermountain Power Agency
                   Uath Power Supply, Series
                   85E.........................            A                   3.350                 4,000,000
        5,800    Intermountain Power Agency
                   Utah Power Supply, Series
                   F...........................         03/15/99               3.450                 5,800,000
                                                                                              ----------------
                                                                                                     9,800,000
                                                                                              ----------------
VERMONT--0.06%
        1,500    Vermont Educational And Health
                   Buildings Financing Agency
                   Revenue
                   (Middlebury College Project
                   A)..........................         11/01/99               3.100                 1,500,000
                                                                                              ----------------
VIRGINIA--1.35%
        5,000    Loudoun County Virginia
                   Industrial Development
                   Authority
                   Residential Care Facility
                   Revenue
                   (Falcons Landing Project)...            A                   3.900                 5,000,000
       26,700    Louisa Industrial Development
                   Authority...................   01/26/99 to 03/26/99     3.000 to 3.150           26,700,000
                                                                                              ----------------
                                                                                                    31,700,000
                                                                                              ----------------
WASHINGTON--2.01%
       12,000    Washington State Public Power
                   Supply Systems..............            A                   3.950                12,000,000
       12,800    Washington State
                   Series Vr-96B...............            A                   4.050                12,800,000
        7,600    Seattle Municipal Light and
                   Power Revenue
                   Tax-Exempt Commercial
                   Paper.......................            A                   3.850                 7,600,000
       14,800    Snohomish Public Utility
                   District....................            A                   3.850                14,800,000
                                                                                              ----------------
                                                                                                    47,200,000
                                                                                              ----------------
WISCONSIN--0.69%
        3,100    Wisconsin State...............         05/01/99               6.750                 3,167,401
        6,100    City of Oak Creek Pollution
                   Control Revenue
                   (Wisconsin Electric Power
                   Company)....................            A                   4.100                 6,100,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

WISCONSIN (CONCLUDED)

  $     3,000    Kenosha Unified School
                   District Number 1
                   Tax and Revenue Anticipation
                   Promissory Notes............         09/28/99               3.380%         $      3,000,000
        4,000    Stoughton Area School District
                   Tax and Revenue Anticipation
                   Promissory Notes............         10/29/99               3.250                 4,000,000
                                                                                              ----------------
                                                                                                    16,267,401
                                                                                              ----------------
WYOMING--0.21%
        4,800    Uinta County Pollution Control
                   Revenue
                   (Amoco).....................            A                   5.100          $      4,800,000
                                                                                              ----------------
Total Investments (cost--$2,399,356,522 which
  approximates cost for federal income tax
  purposes)--101.96%...........................                                                  2,399,356,522
Liabilities in excess of other
assets--(1.96)%................................                                                   (46,068,273)
                                                                                              ----------------
Net Assets (applicable to 2,354,307,247 shares
  of common stock outstanding at $1.00 per
  share)--100.00%..............................                                               $  2,353,288,249
                                                                                              ----------------
                                                                                              ----------------

-----------------
A -- Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of December 31, 1998 and reset periodically.

                       Weighted average maturity--42 days
                 See accompanying notes to financial statements

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES         INTEREST RATES           VALUE
-------------                                     --------------------   ---------------------   --------------
MUNICIPAL BONDS AND NOTES--86.45%
  $ 15,000       California State Revenue and
                   Anticipation Notes..........         06/30/99                      4.000   %  $   15,061,346
     3,455       California Educational
                   Facilities Authority
                   (Stanford University-Series
                   L)..........................            A                          3.650           3,455,000
     3,950       California Educational
                   Facilities Authority
                   (Stanford University-Series
                   L-3)........................            A                          3.650           3,950,000
     8,800       California Health Facilities
                   Financing Authority
                   (Adventist Health
                   System-Series A)............            A                          3.700           8,800,000
    14,000       California Health Facilities
                   Financing Authority
                   (Adventist Health
                   System-Series B)............            A                    3.700 to 5.000       14,000,000
       800       California Health Facilities
                   Financing Authority
                   (Adventist Health
                   System-Series C)............            A                          5.000             800,000
     3,500       California Health Facilities
                   Financing Authority
                   (Scripps Health-Series B)...            A                          3.800           3,500,000
     2,600       California Health Facilities
                   Financing Authority
                   (Scripps Memorial
                   Hospital)...................            A                    3.200 to 3.350        2,600,000
     1,430       California Health Facilities
                   Financing Authority
                   (St. Joseph's Health
                   System-Series B)............            A                          5.100           1,430,000
     5,800       California Health Facilities
                   Financing Authority
                   (Sutter Health-Series A)....            A                          5.000           5,800,000
     1,300       California Health Facilities
                   Financing Authority
                   (Sutter Health-Series B)....            A                          5.100           1,300,000
    13,000       California Health Facilities
                   Financing Authority
                   (Sutter Health-Series C)....            A                          5.100          13,000,000
     2,900       California Pollution Control
                   Financing Authority
                   (Pacific Gas & Electric
                   Corporation-Series A).......            A                          5.000           2,900,000
     4,800       California Pollution Control
                   Financing Authority
                   (Pacific Gas & Electric
                   Corporation-Series F).......            A                          5.000           4,800,000
    10,000       California School Cash Reserve
                   Program Authority (Series
                   A)..........................         07/02/99                      4.500          10,036,500
    16,000       California School Facilities
                   Financing Corporation
                   Certficates of Participation
                   (Capital Improvement
                   Financing Projects-Series
                   A)..........................            A                          3.900          16,000,000
     1,800       California School Facilities
                   Financing Corporation
                   Certificates of
                   Participation (Capital
                   Improvement Financing
                   Projects-Series B)..........            A                          3.900           1,800,000
     6,900       California State Economic
                   Development Financing
                   Authority
                   (California Independent
                   Systems Project-Series A)...            A                          5.000           6,900,000
     4,000       California State Economic
                   Development Financing
                   Authority
                   (California Independent
                   Systems Project-Series C)...            A                          5.150           4,000,000
     5,400       California State Economic
                   Development Financing
                   Authority
                   (California Independent
                   Systems Project-Series D)...            A                          5.000           5,400,000
     1,885       California State Public Works
                   Board
                   (California State
                   University-Series C)........         10/01/99                      5.000           1,911,166
     1,540       California State University
                   Revenue.....................         11/01/99                      8.250           1,606,421
     2,100       California Statewide
                   Communities Development
                   Authority
                   (St. Joseph's Health System
                   Group)......................            A                          5.100           2,100,000
     1,500       California Statewide
                   Communities Development
                   Authority Certificates of
                   Participation (Continuing
                   Care Projects)..............            A                          5.000           1,500,000
    10,900       California Transit Financing
                   Authority...................            A                    3.650 to 3.950       10,900,000
     9,200       Abag Finance Authority for
                   Nonprofit Corporations
                   Certificates of
                   Participation (Lucile Salter
                   Packard Project)............            A                          3.850           9,200,000
     8,050       Alameda Contra Costa Schools
                   Financing Authority
                   Certificates of
                   Participation (Capital
                   Improvement Financing
                   Projects) ..................            A                          3.700           8,050,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES         INTEREST RATES           VALUE
-------------                                     --------------------   ---------------------   --------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

  $  4,000       Alameda Contra Costa Schools
                   Financing Authority
                   Certificates of
                   Participation (Capital
                   Improvement Financing
                   Projects-Series A) .........            A                          3.700   %  $    4,000,000
     1,000       Alameda County Certificates of
                   Participation
                   (Refunding and Capital
                   Projects)...................         12/01/99                      4.000           1,009,842
    17,400       Anaheim Certificates of
                   Participation (1993
                   Refunding Projects).........            A                          3.650          17,400,000
     6,000       Butte County Office of
                   Education Tax and Revenue
                   Anticipation Notes..........         10/15/99                      4.000           6,036,987
     4,000       Foothill/Eastern Corridor
                   Agency Toll Road Revenue
                   (Series E)..................            A                          3.650           4,000,000
     4,000       Fremont Tax and Revenue
                   Anticipation Notes..........         07/01/99                      4.000           4,005,728
     5,200       Golden Empire Schools
                   Financing Authority
                   (Kern High School
                   District-Series A)..........            A                          3.650           5,200,000
     7,200       Huntington Beach Multi-Family
                   Housing Revenue Bonds
                   (Rivermeadow Apartments
                   Project-Series B)...........            A                          3.050           7,200,000
     5,164       Irvine Improvement Bond Act
                   1915 Updates Assessment
                   District 85-7-I.............            A                          3.700           5,164,000
    21,930       Irvine Public Facilities and
                   Infrastructure Authority
                   (Capital Improvement
                   Projects)...................            A                    3.100 to 3.900       21,930,000
       900       Irvine Ranch Water District
                   Certificates of
                   Participation
                   (Capital Improvement
                   Projects)...................            A                          5.000             900,000
     8,000       Kern County Board of Education
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99                      4.250           8,024,559
     2,000       Los Angeles Community College
                   District Tax and Revenue
                   Anticipation Notes..........         07/29/99                      4.250           2,006,959
     2,900       Los Angeles Community
                   Redevelopment Agency
                   Multi-Family Housing Revenue
                   Bonds (Grand Promenade
                   Project)....................            A                          3.400           2,900,000
     1,795       Los Angeles County Capital
                   Asset Leasing Corporation...         12/01/99                      5.100           1,828,872
    10,100       Los Angeles County Pension
                   Obligation (Series A).......            A                          3.700          10,100,000
     5,000       Los Angeles County Pension
                   Obligation (Series B).......            A                          3.700           5,000,000
    12,100       Los Angeles County Pension
                   Obligation (Series C).......            A                    3.250 to 3.300       12,100,000
     7,450       Los Angeles County Tax and
                   Revenue Anticipation Notes
                   (Series A)..................         06/30/99                      4.500           7,485,311
     1,900       Los Angeles County
                   Transportation Commission
                   Sales Tax Revenue Bonds
                   (Series A)..................            A                          3.700           1,900,000
    13,400       Los Angeles Multi-Family
                   Housing Revenue Bonds
                   (Museum Terrace
                   Apartments-Series H)........            A                          3.200          13,400,000
     3,480       Los Angeles Unified School
                   District Certificates of
                   Participation
                   (Belmont Learning
                   Complex-Series A)...........            A                          3.800           3,480,000
     2,000       M-S-R Public Power Agency San
                   Juan Project Revenue Bonds
                   (Series E)..................            A                          3.800           2,000,000
     2,000       Metropolitan Water District of
                   Southern California
                   Waterworks Revenue Bonds
                   (Series C)..................            A                          3.350           2,000,000
     6,795       Moorpark Industrial
                   Development Authority
                   (Fred Kavli and Kavlico
                   Corporation)................            A                          3.500           6,795,000
     1,000       Murrieta Valley Unified School
                   District....................         09/01/99                      7.500           1,028,176
    12,000       Newport Beach Health
                   Facilities (Hoag Memorial
                   Hospital)...................            A                          5.100          12,000,000
     6,700       Newport Beach Health
                   Facilities (Hoag Memorial
                   Hospital-Series B)..........            A                          5.100           6,700,000
     5,100       Newport Beach Health
                   Facilities (Hoag Memorial
                   Hospital-Series C)..........            A                          5.100           5,100,000
     6,000       Oakland Joint Powers Financing
                   Authority (Series A-1)......            A                          3.900           6,000,000
     5,000       Oakland Unified School
                   District Alameda County Tax
                   and Revenue Anticipation
                   Notes.......................         11/09/99                      3.250           5,018,686
     6,040       Orange County Apartment
                   Development Revenue Bonds
                   (Niguel Summit 2-Series
                   B)..........................            A                          3.200           6,040,000
     5,525       Orange County Apartment
                   Development Revenue Bonds
                   (Niguel Village Issue AA)...            A                          3.400           5,525,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES         INTEREST RATES           VALUE
-------------                                     --------------------   ---------------------   --------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

  $  1,700       Orange County Housing
                   Authority Multi-Family
                   Apartment Development
                   Revenue Bonds (Lantern Pines
                   Project-Series CC)..........            A                          3.300   %  $    1,700,000
     6,700       Orange County Various
                   Sanitation Districts
                   Certificates of
                   Participation (Series C)....            A                          5.000           6,700,000
     2,000       Petaluma City School District
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/99                      4.000           2,002,658
     2,400       Pomona Redevelopment Agency
                   Multi-Family Housing Revenue
                   Bonds (Park & Plaza
                   Apartments-Series A)........            A                          3.450           2,400,000
     2,750       Rancho Cucamonga Redevelopment
                   Agency Tax Allocation
                   Bonds.......................         09/01/99                      7.125           2,852,819
     9,985       Redlands Certificates of
                   Participation (Water
                   Treatment Facilities
                   Project)....................            A                          3.750           9,985,000
     5,000       Riverside County Tax and
                   Revenue Anticipation
                   Notes.......................         09/30/99                      4.500           5,043,044
     4,475       Sacramento County Certificates
                   of Participation
                   (Administration Center and
                   Courthouse Project).........            A                          3.700           4,475,000
     1,500       San Bernardino County
                   Certificates of
                   Participation
                   (County Center Refinancing
                   Project)....................            A                          3.750           1,500,000
     2,500       San Bernardino County Tax and
                   Revenue Anticipation
                   Notes.......................         09/30/99                      4.500           2,528,096
     1,640       San Diego Unified School
                   District Tax and Revenue
                   Anticipation Notes (Series
                   A)..........................         10/01/99                      4.500           1,658,191
     2,500       San Francisco City and County
                   Multifamily Housing Revenue
                   Bonds (Winterland
                   Project-85-C)...............            A                          3.500           2,500,000
     8,100       San Francisco City and County
                   Redevelopment Agency
                   Multi-Family Housing Revenue
                   Bonds (Fillmore Center
                   Project-Series B-1).........            A                          3.500           8,100,000
     1,970       San Francisco City and County
                   Redevelopment Agency
                   Multi-Family Housing Revenue
                   Bonds (Rincon Center
                   Project-Series B)...........            A                          3.500           1,970,000
     3,000       San Francisco City and County
                   Redevelopment Financing
                   Authority
                   (Yerba Buena Garden)........            A                          3.900           3,000,000
     4,000       San Francisco City and County
                   Unified School District Tax
                   and Revenue Anticipation
                   Notes.......................         09/22/99                      4.500           4,030,965
     4,700       San Jose Redevelopment Agency
                   Revenue Bonds
                   (Merged Area Redevelopment
                   Project-Series B)...........            A                          3.200           4,700,000
     1,600       San Leandro Multi-Family (Haas
                   Avenue Apartments-Issue
                   B)..........................            A                          3.400           1,600,000
     4,800       San Luis Coastal Unified
                   School District.............         08/25/99                      4.000           4,815,592
     2,450       San Luis Coastal Unified
                   School District
                   Tax and Revenue Anticipation
                   Notes.......................         08/25/99                      4.000           2,457,958
     1,400       Santa Ana Health Facility
                   Revenue Bonds (Multi-Modal
                   Town & Country).............            A                          5.000           1,400,000
     1,720       Santa Ana Housing Authority
                   Multi-Family Housing Revenue
                   Bonds
                   (Harbor Pointe
                   Apartments-Series A)........            A                          3.400           1,720,000
     3,500       Santa Barbara County Schools
                   Financing Authority Tax and
                   Revenue Anticipation
                   Notes.......................         06/30/99                      4.500           3,513,798
     2,938       Santa Clara County El Camino
                   Hospital District Hospital
                   Facilities Authority (Aces
                   Lease Valley Medical Center
                   Project-Series A)...........            A                          3.650           2,938,000
     2,000       Santa Clara County Tax and
                   Revenue Anticipation
                   Notes.......................         10/01/99                      4.500           2,019,145
    19,100       Santa Clara Financing
                   Authority (VMC Facility
                   Replacement Project B)......            A                          3.800          19,100,000
     5,000       Santa Cruz County Board of
                   Education Tax Revenue
                   Anticipation Notes..........         06/30/99                      4.000           5,007,587
     5,420       Simi Valley Public Financing
                   Authority...................            A                          3.700           5,420,000
     5,000       Solano County Tax and Revenue
                   Anticipation Notes (Series
                   B)..........................         12/15/99                      3.500           5,025,456
     8,600       Southern Public Power
                   Authority Project Revenue
                   Bonds
                   (Palo Verde Project-Series
                   C)..........................            A                          3.650           8,600,000
     6,000       Southern Public Power
                   Authority Transmission
                   Project Revenue Bonds
                   (Southern Transmission).....            A                    2.900 to 3.850        6,000,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES         INTEREST RATES           VALUE
-------------                                     --------------------   ---------------------   --------------
MUNICIPAL BONDS AND NOTES (CONCLUDED)
  $ 10,000       Ventura County (Series A29)...            A                          3.950   %  $   10,000,000
     3,385       Visalia Public Financing
                   Authority Revenue Bonds
                   (Golf Course Improvement)...            A                          3.900           3,385,000
     3,210       Westminster Certificates of
                   Participation
                   (Civic Center Project-Series
                   B)..........................            A                          3.850           3,210,000
     4,485       Puerto Rico Commonwealth......         07/01/99                      5.500           4,523,630
     7,000       Puerto Rico Commonwealth Tax
                   and Revenue Anticipation
                   Notes (Series A)............         07/30/99                      3.500           7,025,833
     1,400       Puerto Rico Electric Power
                   Authority (Series P)........         07/01/99                      6.400           1,421,076
     2,300       Puerto Rico Industrial Tourist
                   Educational, Medical &
                   Environmental Control
                   Facilities (Ana G. Mendez
                   University Systems
                   Project)....................            A                          3.600           2,300,000
                                                                                                 --------------
Total Municipal Bonds and Notes
  (cost--$530,708,401).........................                                                     530,708,401
                                                                                                 --------------

TAX-EXEMPT COMMERCIAL PAPER--13.68%
    13,100       California State General
                   Obligation..................   02/05/99 to 03/08/99                2.850          13,100,000
     6,500       California Educational
                   Facilities Authority
                   (Carnegie Institute of
                   Washington-Series B)........   02/08/99 to 03/10/99          2.900 to 3.200        6,500,000
     4,400       California Pollution Control
                   Financing Authority.........         01/11/99                      2.900           4,400,000
     3,100       California Pollution Control
                   Financing Authority
                   (Dow Chemical Company
                   Project)....................   01/20/99 to 02/09/99          2.700 to 2.800        3,100,000
     3,600       Anaheim Electric Authority....         02/01/99                      3.200           3,600,000
     2,900       East Bay Municipal Utility
                   District....................         02/22/99                      3.000           2,900,000
    16,600       Los Angeles Department of
                   Water & Power...............   02/04/99 to 03/25/99          2.850 to 3.050       16,600,000
     5,000       Metropolitan Water District of
                   Southern California.........         03/01/99                      2.750           5,000,000
     6,490       San Diego California Unified
                   Port Authority (Series B)...   02/18/99 to 03/09/99          2.750 to 2.850        6,490,000
     7,000       San Diego Gas & Electric......   01/29/99 to 02/22/99          2.750 to 3.200        7,000,000
     5,000       San Diego Industrial
                   Development.................   01/22/99 to 02/12/99          2.900 to 3.100        5,000,000
    10,320       Puerto Rico Commonwealth
                   Government Development
                   Bank........................   01/21/99 to 03/05/99          2.800 to 3.000       10,320,000
                                                                                                 --------------
Total-Tax Exempt Commercial Paper
  (cost--$84,010,000)..........................                                                      84,010,000
                                                                                                 --------------
Total Investments (cost--$614,718,401 which
  approximates cost for federal income tax
  purposes)--100.13%...........................                                                     614,718,401
Liabilities in excess of other
  assets--(0.13)%..............................                                                        (806,671)
                                                                                                 --------------
Net Assets (applicable to 614,384,632 shares of
  beneficial interest at $1.00 per
  share)--100.00%..............................                                                  $  613,911,730
                                                                                                 --------------
                                                                                                 --------------

-----------------

A -- Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of December 31, 1998.

                       Weighted average maturity--53 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES       INTEREST RATES          VALUE
-------------                                     --------------------   -----------------    -------------
MUNICIPAL BONDS AND NOTES--88.24%
  $  6,580       New York State................   11/01/99 to 11/15/99    6.700 to 7.800%     $   6,789,972
    11,340       New York State Certificates of
                   Participation...............   02/01/99 to 09/01/99      4.000 to 6.250       11,376,444
     1,650       New York State Dormitory
                   Authority (St University
                   Educational Series A).......         05/15/99                    7.125         1,705,091
     2,900       New York State Dormitory
                   Authority (City University
                   3rd General Resources Series
                   2)..........................         07/01/99                    4.000         2,902,469
     6,432       New York State Dormitory
                   Authority (Metropolitan
                   Museum of Art)..............            A                        3.850         6,432,000
     6,640       New York State Dormitory
                   Authority (New York Public
                   Library)....................            A                        3.800         6,640,000
     1,000       New York State Dormitory
                   Authority (Refunding
                   Hospital Insured Mortgage
                   Series A)...................         02/16/99                    4.750         1,001,394
     1,800       New York State Dormitory
                   Authority (Rockefeller
                   University Series A)........            A                        3.900         1,800,000
     6,000       New York State Energy Research
                   & Development Authority
                   (Central Hudson Gas &
                   Electric)...................            A                        4.000         6,000,000
     2,000       New York State Energy Research
                   & Development Authority
                   (LILCO) Adjustable Rate
                   Bonds.......................         03/01/99                    3.580         2,000,000
     9,500       New York State Energy Research
                   & Development Authority Gas
                   Facilities Revenue (Brooklyn
                   Union Gas Company)..........            A              3.650 to 4.000          9,500,000
     1,100       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (New York State Electric &
                   Gas)........................            A                        5.050         1,100,000
     5,400       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Niagara Mohawk)............            A              3.650 to 3.800          5,400,000
    15,300       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Orange and Rockland Project
                   A)..........................            A                        3.800        15,300,000
    13,900       New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Rochester Gas &
                   Electricity)................            A                        3.800        13,900,000
     3,900       New York State Housing Finance
                   Agency
                   (Mount Sinai Medical Center
                   Project)....................            A                        3.700         3,900,000
    13,900       New York State Housing Finance
                   Agency (Normandie
                   Project)....................            A                        4.100        13,900,000
     3,640       New York State Housing Finance
                   Agency Revenue
                   (Hospital Special Surgery
                   Staff)......................            A                        3.700         3,640,000
    10,200       New York State Local
                   Government Assistance
                   Corporation.................            A              3.850 to 4.100         10,200,000
    10,325       New York State Medical
                   Facilities Financing Agency
                   (Pooled Equipment Loan
                   Program)....................            A                        3.900        10,325,000
     2,700       New York State Power
                   Adjustable Rate Bonds.......         03/01/99                    3.600         2,700,000
     1,595       New Thruway Authority Highway
                   & Bridge Series B...........         04/01/99                    4.000         1,595,940
     7,800       Port Authority of New York and
                   New Jersey..................            A              5.050 to 5.100          7,800,000
     2,290       Albany Industrial Development
                   Agency (Vulcan Investors)...            A                        3.850         2,290,000
     8,100       Babylon New York Industrial
                   Development Agency Resources
                   (Ogden Martin Project)......            A                        3.800         8,100,000
     5,000       Central Islip New York Union
                   Free School District Tax
                   Anticipation Notes..........         06/30/99                    4.000         5,005,934
     2,000       Chemung County Industrial
                   Development Agency
                   (Arnot Ogden Medical
                   Center).....................            A                        3.800         2,000,000
     2,000       East Williston New York Union
                   Free School District Tax
                   Anticipation Notes..........         06/23/99                    3.750         2,003,035
     4,850       Erie County Water Authority...            A                        3.800         4,850,000
     1,620       Great Neck North Water
                   Authority Systems...........            A                        4.000         1,620,000
     2,000       Huntington New York Union Free
                   School District Tax
                   Anticipation Notes..........         06/29/99                    4.000         2,004,296
     2,150       Islip New York Bond
                   Anticipation Notes..........         07/22/99                    4.000         2,154,010
     3,000       Long Island Power Authority
                   Series 6 & 7................            A              4.850 to 5.100          3,000,000
     2,000       Longwood Central School
                   District at Middle Island
                   Tax Anticipation Notes......         06/30/99                    4.000         2,003,044
    13,800       Metropolitan Transportation
                   Authority...................   02/10/99 to 03/25/99    2.900 to 3.050         13,800,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES       INTEREST RATES          VALUE
-------------                                     --------------------   -----------------    -------------

MUNICIPAL BONDS AND NOTES (CONCLUDED)

  $  2,150       Monroe County Industrial
                   Development Agency Revenue
                   (Canal Ponds Park)..........            A                        3.650%    $   2,150,000
    17,900       Municipal Assistance
                   Corporation for New York
                   City........................            A                        3.800        17,900,000
     1,150       Nassau County New York General
                   Improvement Series V........         03/01/99                    5.125         1,153,798
     1,000       Nassau County New York
                   Industrial Development
                   Agency Civic Facility
                   (Winthrop University
                   Hospital Association).......            A                        5.000         1,000,000
     4,000       Nassau County New York Revenue
                   Anticipation Notes Series
                   A...........................         03/10/99                    4.000         4,001,435
     7,500       Nassau County New York Tax
                   Anticipation Notes Series
                   C...........................         12/22/99                    3.500         7,528,230
     4,600       New York City.................            A              5.000 to 5.250          4,600,000
    13,800       New York City Health and
                   Hospital Corporation Revenue
                   (Health Systems)............            A                        3.950        13,800,000
     4,450       New York City Housing
                   Development Corporation
                   (Columbus Gardens)..........            A                        4.000         4,450,000
     1,500       New York City Housing
                   Development Corporation
                   (James Tower Project).......            A                        3.800         1,500,000
     2,550       New York City Housing
                   Development Corporation
                   (Upper Fifth Avenue
                   Project)....................            A                        3.250         2,550,000
     2,900       New York City Industrial
                   Development Agency (Calhoun
                   School).....................            A                        3.750         2,900,000
     6,700       New York City Municipal Water
                   Finance Authority...........            A              5.000 to 5.100          6,700,000
     4,600       New York City Series B........            A              2.150 to 5.150          4,600,000
     4,900       New York City Series D........            A              3.800 to 3.900          4,900,000
     1,200       New York City Subseries A8....            A                        3.600         1,200,000
    10,100       New York City Transitional
                   Finance Authority Future Tax
                   Secured Series A & C........            A              2.900 to 5.100         10,100,000
     1,050       New York City Transitional
                   Finance Authority Future Tax
                   Secured Series B............         11/15/99                    4.000         1,058,482
     5,840       New York City Trust for
                   Cultural Resources
                   (American Museum of Natural
                   History)....................            A                        3.800         5,840,000
     3,400       New York City Trust for
                   Cultural Resources (Carnegie
                   Hall).......................            A                        3.750         3,400,000
     2,000       New York City Trust for
                   Cultural Resources (Soloman
                   R Guggenheim)...............            A                        5.000         2,000,000
     4,100       Niagara Falls Toll Bridge
                   Commission..................            A                        3.800         4,100,000
     3,100       Onondaga County Industrial
                   Development Agency
                   (Edgcomb Metals Company
                   Project)....................            A                        4.000         3,100,000
     7,200       Oyster Bay New York Tax
                   Anticipation Notes..........         01/29/99                    4.000         7,201,874
     3,000       Rome New York City School
                   District Revenue
                   Anticipation Notes..........         06/30/99                    4.000         3,001,849
     5,600       Rotterdam Industrial
                   Development Agency
                   (Rotterdam Industrial Park
                   Project)....................            A                        3.950         5,600,000
     3,500       Schenectady New York City
                   School District Revenue
                   Anticipation Notes..........         06/30/99                    3.750         3,506,612
     1,470       Seneca County Industrial
                   Development Agency (N.Y.
                   Chiropractic College).......            A                        3.700         1,470,000
     4,730       South Glens Falls New York
                   Central School District
                   Revenue Anticipation
                   Notes.......................         06/30/99                    4.000         4,735,598
     5,000       South Huntington New York
                   Union Free School District
                   Tax Anticipation Notes......         06/30/99                    4.000         5,009,517
     1,445       Suffolk County New York Public
                   Improvement Series A........         06/15/99                    5.000         1,457,352
    16,965       Suffolk County Water Authority
                   Bond Anticipation Notes.....            A                        3.900        16,965,000
     8,987       Yonkers Industrial Development
                   Agency (Consumers Union
                   Facility)...................            A                        4.000         8,987,000
                                                                                              -------------
Total Municipal Bonds and Notes
  (cost--$363,205,376).........................                                                 363,205,376
                                                                                              -------------

TAX-EXEMPT COMMERCIAL PAPER--12.47%
     4,500       New York State................   03/09/99 to 03/11/99              3.000         4,500,000
     6,000       New York State Dormitory
                   Authority...................   01/20/99 to 03/09/99    2.950 to 3.300          6,000,000
     5,300       New York State Power
                   Authority...................   02/12/99 to 03/04/99    3.050 to 3.150          5,300,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES       INTEREST RATES          VALUE
-------------                                     --------------------   -----------------    -------------

TAX-EXEMPT COMMERCIAL PAPER (CONCLUDED)

  $  1,500       New York City.................         02/05/99                    3.000%    $   1,500,000
    14,000       New York City Municipal Water
                   Finance Authority...........   01/21/99 to 02/08/99    3.050 to 3.350         14,000,000
    10,000       Power Authority New York
                   Series 4....................   02/05/99 to 03/08/99    2.850 to 3.100         10,000,000
    10,050       Puerto Rico Commonwealth
                   Government Development
                   Bank........................   01/12/99 to 01/25/99    2.850 to 3.000         10,050,000
                                                                                              -------------
Total Tax-Exempt Commercial Paper
  (cost--$51,350,000)..........................                                                  51,350,000
                                                                                              -------------
Total Investments (cost--$414,555,376 which
  approximates cost for federal income tax
  purposes)--100.71%...........................                                                 414,555,376
Liabilities in excess of other
  assets--(0.71)%..............................                                                  (2,935,326)
                                                                                              -------------
Net Assets (applicable to 411,836,346 shares of
  beneficial interest at $1.00 per
  share)--100.00%..............................                                               $ 411,620,050
                                                                                              -------------
                                                                                              -------------

-----------------

A -- Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of December 31, 1998 and reset periodically.

                       Weighted average maturity--45 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                             DECEMBER 31, 1998(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                                 MATURITY DATES       INTEREST RATES          VALUE
-------------                                          --------------------   -----------------    -------------
MUNICIPAL BONDS AND NOTES--79.19%
  $  1,000       New Jersey State...................         09/15/99                    6.250%    $   1,018,869
     1,150       New Jersey State Highway Authority          01/01/99                    7.250         1,173,000
                   Garden State Parkway General
                   Revenue..........................
     2,000       New Jersey State Turnpike                      A                        4.500         2,000,000
                   Authority........................
     1,435       New Jersey State Turnpike Authority         01/07/99                    3.200         1,463,524
                   Turnpike Revenue Series A........
       840       New Jersey Building Authority               02/01/99                    9.875           844,763
                   Revenue..........................
       600       New Jersey Economic Development                A                        3.500           600,000
                   Authority (400 International
                   Drive Partners)..................
     1,275       New Jersey Economic Development                A                        2.400         1,275,000
                   Authority (Brach/Jersey Avenue
                   Project).........................
     1,815       New Jersey Economic Development                A                        3.600         1,815,000
                   Authority (Church and Dwight
                   Company Project).................
     2,000       New Jersey Economic Development                A                        2.500         2,000,000
                   Authority (Curtiss Wright
                   Flight)..........................
     2,000       New Jersey Economic Development                A                        3.200         2,000,000
                   Authority (El Dorado Terminals
                   Company) Dow Chemical............
     1,900       New Jersey Economic Development                A                        3.600         1,900,000
                   Authority (Natural Gas)..........
       500       New Jersey Economic Development                A                        3.000           500,000
                   Authority (Public Service
                   Electric & Gas Company)..........
       350       New Jersey Economic Development                A                        3.300           350,000
                   Authority (St. James Prep Society
                   Service Project).................
       200       New Jersey Economic Development                A                        3.700           200,000
                   Authority (W.Y. Plastic Products
                   Corporation Project).............
       650       New Jersey Economic Development                A                        3.300           650,000
                   Authority Economic Development
                   Revenue-Danic Urban Renewal......
     1,145       New Jersey Economic Development                A                        4.450         1,145,000
                   Authority Economic Development
                   Revenue Nash Group 1985
                   Project..........................
       450       New Jersey Economic Development                A                        4.350           450,000
                   Authority Series G...............
     1,000       New Jersey Economic Development                A                        3.850         1,000,000
                   Authority Thermal Energy
                   Facilities Revenue...............
     1,000       New Jersey Economic Development                A                        4.050         1,000,000
                   Authority Natural Gas Facilities
                   Revenue..........................
       500       New Jersey Economic Development                A                        3.700           500,000
                   Authority Natural Gas Facilities
                   Revenue (New Jersey Natural Gas
                   Company) Project Series B........
     1,200       New Jersey Economic Development                A                        3.700         1,200,000
                   Authority Pollution Control
                   Revenue (Public Service Electric
                   and Gas Company A)...............
       300       New Jersey Economic Development                A                        3.800           300,000
                   Authority Revenue (Hoffman La
                   Roche Incorporated Project)......
     1,100       New Jersey Economic Development                A                        1.000         1,100,000
                   Authority Revenue (Foreign Trade
                   Zone Project)....................
       885       New Jersey Economic Development                A                        3.150           885,000
                   Authority Revenue County Series
                   B................................
       815       New Jersey Economic Development                A                        3.850           815,000
                   Authority Revenue County Series
                   D-1..............................
     2,200       New Jersey Economic Development                A                        3.300         2,200,000
                   Authority Revenue Refunding
                   Stolthaven Project Series A......
     1,250       New Jersey Economic Development             06/15/99                    4.250         1,253,023
                   Authority Revenue Refunding
                   Trenton Office Complex...........
     1,900       New Jersey Economic Development                A                        3.450         1,900,000
                   Authority Water Facilities
                   Revenue (Elizabethtown Water
                   Company Project A)...............
     1,000       New Jersey Economic Development                A                        3.800         1,000,000
                   Authority Water Facilities
                   Revenue (Thermal Energy Limited
                   Partnership).....................
       790       New Jersey Wastewater Treatment             04/01/99                    5.750           794,063
                   Trust Loan Series B..............

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                                 MATURITY DATES       INTEREST RATES          VALUE
-------------                                          --------------------   -----------------    -------------

MUNICIPAL BONDS AND NOTES (CONCLUDED)

  $    400       Port Authority of New York and New             A                        3.250%    $     400,000
                   Jersey...........................
       100       Port Authority of New York and New             A                        4.000           100,000
                   Jersey...........................
     1,400       Port Authority of New York and New             A                        4.200         1,400,000
                   Jersey...........................
       975       Bayonne............................         05/01/99                    5.800           983,560
     1,150       Bergen County......................         11/15/99                    4.000         1,161,273
     1,400       Essex County Improvement Authority             A                        3.100         1,400,000
                   Revenue (Pooled Governmental Loan
                   Program).........................
       500       Essex County Refunding Series A....         07/15/99                    4.500           503,003
       170       Freehold Borough...................         08/01/99                    4.550           170,747
       450       Jersey City Series A...............         03/01/99                    4.750           450,778
       225       Medford Township Refunding.........         09/01/99                    4.200           226,163
     1,000       Mercer County Improvement Authority            A                        3.850         1,000,000
                   Revenue (Atlantic Foundation &
                   Johnson).........................
       450       Middlesex County ..................         7/15/99                     4.375           451,692
       200       Middlesex General Obligation                01/15/99                    4.450           200,037
                   Bonds............................
       985       Morris Township....................   05/01/99 to 08/15/99    4.000 to 5.250            990,362
     1,000       Newark Board of Education..........         12/15/99                    5.875         1,026,597
       390       Paramus School District............         05/03/99                    3.850           391,318
       200       Pennsauken Township................         07/15/99                    4.375           200,752
       290       Roxbury Township New Jersey                 08/01/99                    4.600           291,474
                   Refunding........................
       400       Salem County Pollution Control                 A                        3.500           400,000
                   Financing (Atlantic City Electric
                   B)...............................
     1,560       Somerset County New Jersey.........         12/01/99                    4.375         1,579,191
     1,000       South Jersey Transportation                 11/03/99                    2.950         1,000,000
                   Authority New Jersey Subordinated
                   Bond Anticipation Notes..........
     1,149       Trenton New Jersey.................         09/15/99          4.000 to 4.375          1,155,907
       700       Union County Pollution Control                 A                        2.650           700,000
                   Finance Authority (Exxon
                   Corporation).....................
     1,000       Woodbridge Township New Jersey Bond         07/30/99                    4.000         1,002,279
                   Anticipation Notes...............
       900       Puerto Rico Commonwealth Government            A                        3.800           900,000
                   Development Bank.................
                                                                                                   -------------
Total Municipal Bonds and Notes
  (cost--$51,417,375)...............................                                                  51,417,375
                                                                                                   -------------

TAX-EXEMPT COMMERCIAL PAPER--20.22%
     2,900       New Jersey Economic Development       01/06/99 to 01/07/99    2.950 to 3.200          2,900,000
                   Authority Keystone...............
     2,000       New Jersey State Educational          01/08/99 to 02/23/99    2.850 to 2.950          2,000,000
                   Facilities Authority
                   Economic Development Authority
                   Chambers Project.................
     2,000       New Jersey State Educational          01/28/99 to 02/25/99              3.350         2,000,000
                   Facilities Authority Princeton
                   University.......................
     4,000       New Jersey Tax and Revenue            02/05/99 to 03/10/99              2.950         4,000,000
                   Anticipation Notes-Tax Exempt
                   Commercial Paper Series 1997A....
     1,030       Port Authority of New York and New          3/12/99                     3.000         1,030,000
                   Jersey...........................

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

  PRINCIPAL
   AMOUNT
    (000)                                                 MATURITY DATES       INTEREST RATES          VALUE
-------------                                          --------------------   -----------------    -------------

TAX-EXEMPT COMMERCIAL PAPER (CONCLUDED)

  $  1,200       Puerto Rico Commonwealth Government   01/25/99 to 03/08/99    2.900 to 2.950%     $   1,200,000
                   Development Bank.................
                                                                                                   -------------
Total Tax Exempt Commercial Paper
  (cost--$13,130,000)...............................                                                  13,130,000
                                                                                                   -------------
Total Investments (cost--$64,547,375 which
  approximates cost for federal income tax
  purposes)--99.41%.................................                                                  64,547,375
 Other assets in excess of liabilities--0.59%.......                                                     379,831
                                                                                                   -------------
Net Assets (applicable to 64,374,000 shares of
  beneficial interest at $1.00 per
  share)--100.00%...................................                                               $  64,927,206
                                                                                                   -------------
                                                                                                   -------------

---------------

A -- Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of December 31, 1998 and reset periodically.

                       Weighted average maturity--70 days

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS

                                                             FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
                                               -----------------------------------------------------------------------------------
                                               MONEY MARKET   U.S. GOVERNMENT       RMA           RMA          RMA         RMA
                                                 PORTFOLIO       PORTFOLIO        TAX-FREE    CALIFORNIA    NEW YORK    NEW JERSEY
                                               -------------  ---------------   ------------  -----------  -----------  ----------
INVESTMENT INCOME:
Interest.....................................  $ 326,900,129   $ 34,574,353     $ 42,170,352  $ 9,282,264  $ 6,302,946  $ 939,816
                                               -------------  ---------------   ------------  -----------  -----------  ----------

EXPENSES:
Investment advisory and administration.......     29,903,050      2,797,757        5,406,172    1,440,501      947,059    148,445
Transfer agency and related services fees....      3,808,950        172,701          188,311       86,186       30,265     16,008
Federal and state registration...............        683,761         38,157           22,595       24,727        8,021      9,741
Custody and accounting.......................        590,526         66,567           99,855       31,462       10,154      3,909
Reports and notices to shareholders..........        433,117         26,396           28,663       15,219        5,161     17,664
Legal and audit..............................        215,466         38,704           30,099       51,095       15,510     26,128
Insurance....................................        134,211         15,907           17,250        7,570        1,842        771
Director's/Trustees' fees....................          5,250          5,250            5,250        5,250        5,250      5,250
Distribution fees............................       --              834,913        1,562,074      383,454      243,274     35,627
Other expenses...............................         55,237          3,363            1,550        8,668          334      6,375
                                               -------------  ---------------   ------------  -----------  -----------  ----------
                                                  35,829,568      3,999,715        7,361,819    2,054,132    1,266,870    269,918
                                               -------------  ---------------   ------------  -----------  -----------  ----------
Net investment income........................    291,070,561     30,574,638       34,808,533    7,228,132    5,036,076    669,898
NET REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS...............................        668,005       --                 40,794      --                (6)        (1)
                                               -------------  ---------------   ------------  -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $ 291,738,566   $ 30,574,638     $ 34,849,327  $ 7,228,132  $ 5,036,070  $ 669,897
                                               -------------  ---------------   ------------  -----------  -----------  ----------
                                               -------------  ---------------   ------------  -----------  -----------  ----------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF CHANGES IN NET ASSESTS

                                                FOR THE
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 1998   FOR THE YEAR ENDED
                                              (UNAUDITED)        JUNE 30, 1998
                                           -----------------   ------------------
PAINEWEBBER RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income....................  $    291,070,561     $    517,926,380
Net realized gain (loss) from investment
  transactions...........................           668,005             (249,926)
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................       291,738,566          517,676,454
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................      (291,070,561)        (517,926,380)
                                           -----------------   ------------------
Net increase in net assets from capital
  share transactions.....................     1,094,599,409        2,462,420,689
                                           -----------------   ------------------
Net increase in net assets...............     1,095,267,414        2,462,170,763
NET ASSETS:
Beginning of period......................    11,135,225,816        8,673,055,053
                                           -----------------   ------------------
End of period............................  $ 12,230,493,230     $ 11,135,225,816
                                           -----------------   ------------------
                                           -----------------   ------------------
PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income....................  $     30,574,638     $     57,988,087
Net realized gain from investment
  transactions...........................         --                      30,199
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................        30,574,638           58,018,286
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................       (30,574,638)         (57,988,087)
                                           -----------------   ------------------
Net increase in net assets from capital
  share transactions.....................       204,807,889           95,678,845
                                           -----------------   ------------------
Net increase in net assets...............       204,807,889           95,709,044
NET ASSETS:
Beginning of period......................     1,179,575,474        1,083,866,430
                                           -----------------   ------------------
End of period............................  $  1,384,383,363     $  1,179,575,474
                                           -----------------   ------------------
                                           -----------------   ------------------
PAINEWEBBER RMA TAX-FREE FUND, INC.
FROM OPERATIONS:
Net investment income....................  $     34,808,533     $     70,544,816
Net realized gains from investment
  transactions...........................            40,794               83,532
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................        34,849,327           70,628,348
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................       (34,808,533)         (70,544,816)
                                           -----------------   ------------------

Net increase in net assets from capital
  share transactions.....................        81,278,552          205,965,855
                                           -----------------   ------------------
Net increase in net assets...............        81,319,346          206,049,387
NET ASSETS:
Beginning of period......................     2,271,968,903        2,065,919,516
                                           -----------------   ------------------
End of period............................  $  2,353,288,249     $  2,271,968,903
                                           -----------------   ------------------
                                           -----------------   ------------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF CHANGES IN NET ASSESTS (CONCLUDED)

                                                FOR THE
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 1998   FOR THE YEAR ENDED
                                              (UNAUDITED)        JUNE 30, 1998
                                           -----------------   ------------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL
  MONEY FUND
FROM OPERATIONS:
Net investment income....................    $   7,228,132       $  16,004,965
Net realized gain from investment
  transactions...........................        --                     22,739
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................        7,228,132          16,027,704
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................       (7,228,132)        (16,004,965)
                                           -----------------   ------------------
Net increase in net assets from
  beneficial interest transactions.......       46,954,458          74,019,188
                                           -----------------   ------------------
Net increase in net assets...............       46,954,458          74,041,927
NET ASSETS:
Beginning of period......................      566,957,272         492,915,345
                                           -----------------   ------------------
End of period............................    $ 613,911,730       $ 566,957,272
                                           -----------------   ------------------
                                           -----------------   ------------------
PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY
  FUND
FROM OPERATIONS:
Net investment income....................    $   5,036,076       $   9,918,367
Net realized gain (loss) from investment
  transactions...........................               (6)              6,536
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................        5,036,070           9,924,903
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................       (5,036,076)         (9,918,367)
                                           -----------------   ------------------
Net increase in net assets from
  beneficial interest transactions.......       72,229,250          65,046,474
                                           -----------------   ------------------
Net increase in net assets...............       72,229,244          65,053,010
NET ASSETS:
Beginning of period......................      339,390,806         274,337,796
                                           -----------------   ------------------
End of period............................    $ 411,620,050       $ 339,390,806
                                           -----------------   ------------------
                                           -----------------   ------------------
PAINEWEBBER RMA NEW JERSEY MUNICIPAL
  MONEY FUND
FROM OPERATIONS:
Net investment income....................    $     669,898       $   1,555,392
Net realized losses from investment
  transactions...........................               (1)               (111)
                                           -----------------   ------------------
Net increase in net assets resulting from
  operations.............................          669,897           1,555,281
                                           -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income....................         (669,898)         (1,555,392)
                                           -----------------   ------------------
Net increase (decrease) in net assets
  from beneficial interest
  transactions...........................       16,647,817          (4,044,079)
                                           -----------------   ------------------
Net increase (decrease) in net assets....       16,647,816          (4,044,190)
NET ASSETS:
Beginning of period......................       48,279,390          52,323,580
                                           -----------------   ------------------
End of period............................    $  64,927,206       $  48,279,390
                                           -----------------   ------------------
                                           -----------------   ------------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Money Fund, Inc. (the "Corporation") and PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

  PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

  Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                   RATE
------------------------------------------------------------------------  ------
MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
All.....................................................................   0.50%

U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
Up to $300 million......................................................   0.50
In excess of $300 million up to $750 million............................   0.44
Over $750 million.......................................................   0.36

RMA TAX-FREE:
Up to $1.0 billion......................................................   0.50
In excess of $1.0 billion up to $1.5 billion............................   0.44
Over $1.5 billion.......................................................   0.36

  At December 31, 1998, the Funds owed PaineWebber for investment advisory and administration fees as follows:

Money Market Portfolio.............................................  $ 5,418,437
U.S. Government Portfolio..........................................      504,771
RMA Tax-Free.......................................................      927,746
RMA California.....................................................      250,601
RMA New York.......................................................      162,766
RMA New Jersey.....................................................       29,177

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

to 0.12% of average daily net assets for providing certain shareholder services. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey which pays at the annual rate of 0.12%. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 1998, the Funds owed PaineWebber for such service fees as follows:

U.S. Government Portfolio............................................  $ 152,265
RMA Tax-Free.........................................................    269,052
RMA California.......................................................     66,850
RMA New York.........................................................     41,898
RMA New Jersey.......................................................      7,003

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended December 31, 1998, PaineWebber received an approximate percentage of total transfer agency and related service fees from PFPC, Inc., not the Funds, as follows:

Money Market Portfolio..................................................    53%
U.S. Government Portfolio...............................................    51
RMA Tax-Free............................................................    52
RMA California..........................................................    51
RMA New York............................................................    51
RMA New Jersey..........................................................    59

OTHER LIABILITIES

  At December 31, 1998, the Funds had the following liabilities outstanding:

                                                                    PAYABLE FOR
                                                      DIVIDENDS     INVESTMENTS
                                                       PAYABLE       PURCHASED
                                                     ------------  -------------
Money Market Portfolio.............................  $ 24,306,285  $ 294,939,064
U.S. Government Portfolio..........................     2,482,731       --
RMA Tax-Free.......................................     2,939,952     56,236,322
RMA California.....................................       655,167      3,455,000
RMA New York.......................................       450,682      4,600,000
RMA New Jersey.....................................        66,246       --

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  At June 30, 1998, the Funds' had capital loss carryforwards as follows:

Money Market Portfolio.............................................  $ 2,778,904
RMA Tax-Free.......................................................      491,880
RMA California.....................................................      228,787
RMA New York.......................................................       83,150
RMA New Jersey.....................................................        4,626

  These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire on June 30, 2003 for Money Market Portfolio, between June 30, 1999 and June 30, 2004 for RMA Tax-Free and RMA California, between June 30, 1999 and June 30, 2003 for RMA New York, and between June 30, 2002 and June 30, 2005 for RMA New Jersey. To the extent these losses are used to offset future net capital gains, the gains so offset will not be distributed. U.S. Government Portfolio did not have a capital loss carryforward at June 30, 1998.

CAPITAL SHARE TRANSACTIONS

  There are 30 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

                           FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                       ---------------------------------------------------
                        MONEY MARKET     U.S. GOVERNMENT         RMA
                          PORTFOLIO         PORTFOLIO          TAX-FREE
                       ---------------  -----------------   --------------
Shares sold..........   35,007,834,350    13,499,170,423     6,526,012,403
Shares repurchased...  (34,194,071,582)  (13,323,892,294)   (6,478,451,884)
Dividends
  reinvested.........      280,836,641        29,529,760        33,718,033
                       ---------------  -----------------   --------------
Net increase in
  shares
  outstanding........    1,094,599,409       204,807,889        81,278,552
                       ---------------  -----------------   --------------
                       ---------------  -----------------   --------------

                                 FOR THE YEAR ENDED JUNE 30, 1998
                       -----------------------------------------------------
                         MONEY MARKET     U.S. GOVERNMENT          RMA
                          PORTFOLIO          PORTFOLIO          TAX-FREE
                       ----------------  -----------------   ---------------
Shares sold..........    65,875,302,609     6,429,052,935     12,850,070,826
Shares repurchased...   (63,913,078,006)   (6,389,964,301)   (12,712,957,488)
Dividends
  reinvested.........       500,196,086        56,590,211         68,852,517
                       ----------------  -----------------   ---------------
Net increase in
  shares
  outstanding........     2,462,420,689        95,678,845        205,965,855
                       ----------------  -----------------   ---------------
                       ----------------  -----------------   ---------------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                     FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                    --------------------------------------------
                                         RMA             RMA            RMA
                                      CALIFORNIA       NEW YORK      NEW JERSEY
                                    --------------  --------------  ------------
Shares sold.......................   1,581,581,334   1,142,941,606   195,081,425
Shares repurchased................  (1,541,631,484) (1,075,549,714) (179,066,021)
Dividends reinvested..............       7,004,608       4,837,358       632,413
                                    --------------  --------------  ------------
Net increase in shares
  outstanding.....................      46,954,458      72,229,250    16,647,817
                                    --------------  --------------  ------------
                                    --------------  --------------  ------------

                                          FOR THE YEAR ENDED JUNE 30, 1998
                                    --------------------------------------------
                                         RMA             RMA            RMA
                                      CALIFORNIA       NEW YORK      NEW JERSEY
                                    --------------  --------------  ------------
Shares sold.......................   3,141,260,666   2,180,262,612   327,439,783
Shares repurchased................  (3,082,883,437) (2,124,848,046) (332,996,989)
Dividends reinvested..............      15,641,959       9,631,908     1,513,127
                                    --------------  --------------  ------------
Net increase (decrease) in shares
  outstanding.....................      74,019,188      65,046,474    (4,044,079)
                                    --------------  --------------  ------------
                                    --------------  --------------  ------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                       FOR THE
                                      SIX MONTHS
                                        ENDED
                                     DECEMBER 31,                          FOR THE YEARS ENDED JUNE 30,
                                         1998       --------------------------------------------------------------------------
                                     (UNAUDITED)        1998           1997           1996             1995           1994
                                     ------------   ------------   ------------   ------------     ------------   ------------
Net asset value, beginning of
 period............................  $      1.00    $       1.00   $       1.00   $       1.00     $       1.00   $       1.00
                                     ------------   ------------   ------------   ------------     ------------   ------------
Net investment income..............        0.025           0.051          0.049          0.051            0.049          0.030
Dividends from net investment
 income............................       (0.025)         (0.051)        (0.049)        (0.051)          (0.049)        (0.030)
                                     ------------   ------------   ------------   ------------     ------------   ------------
Net asset value, end of period.....  $      1.00    $       1.00   $       1.00   $       1.00     $       1.00   $       1.00
                                     ------------   ------------   ------------   ------------     ------------   ------------
                                     ------------   ------------   ------------   ------------     ------------   ------------
Total investment return(1).........         2.48%           5.21%          5.04%          5.25%            5.00%          2.95%
                                     ------------   ------------   ------------   ------------     ------------   ------------
                                     ------------   ------------   ------------   ------------     ------------   ------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)...........................  $12,230,493    $ 11,135,226   $  8,673,055   $  7,522,612     $  5,398,146   $  4,337,009
Expenses to average net assets.....         0.60%*          0.60%          0.59%          0.60%(2)         0.59%          0.59%
Net investment income to average
 net assets........................         4.87%*          5.09%          4.94%          5.14%(2)         4.91%          2.98%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                       FOR THE
                                     SIX MONTHS
                                        ENDED
                                      DECEMBER                         FOR THE YEARS ENDED JUNE 30,
                                      31, 1998     ---------------------------------------------------------------------
                                     (UNAUDITED)      1998          1997          1996            1995          1994
                                     -----------   -----------   -----------   -----------     -----------   -----------
Net asset value, beginning of
 period............................  $     1.00    $      1.00   $      1.00   $      1.00     $      1.00   $      1.00
                                     -----------   -----------   -----------   -----------     -----------   -----------
Net investment income..............       0.023          0.049         0.048         0.049           0.046         0.027
Dividends from net investment
  income...........................      (0.023)        (0.049)       (0.048)       (0.049)         (0.046)       (0.027)
                                     -----------   -----------   -----------   -----------     -----------   -----------
Net asset value, end of period.....  $     1.00    $      1.00   $      1.00   $      1.00     $      1.00   $      1.00
                                     -----------   -----------   -----------   -----------     -----------   -----------
                                     -----------   -----------   -----------   -----------     -----------   -----------
Total investment return(1).........        2.34%          5.05%         4.88%         5.04%           4.67%         2.74%
                                     -----------   -----------   -----------   -----------     -----------   -----------
                                     -----------   -----------   -----------   -----------     -----------   -----------
Ratios/Supplement Data:
Net assets, end of period
 (000's)...........................  $1,384,383    $ 1,179,575   $ 1,083,866   $ 1,137,510     $   815,781   $   854,928
Expenses to average net assets.....        0.60%*         0.57%         0.62%         0.65%(2)        0.63%         0.62%
Net investment income to average
  net assets.......................        4.58%*         4.93%         4.78%         4.91%(2)        4.55%         2.75%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                     FOR THE
                                SIX MONTHS ENDED                            FOR THE YEARS ENDED JUNE 30,
                                DECEMBER 31, 1998     -------------------------------------------------------------------------
                                   (UNAUDITED)           1998           1997           1996            1995            1994
                                -----------------     -----------    -----------    -----------     -----------     -----------
Net asset value, beginning of
  period......................     $      1.00        $      1.00    $      1.00    $      1.00     $      1.00     $      1.00
                                -----------------     -----------    -----------    -----------     -----------     -----------
Net investment income.........           0.014              0.031          0.029          0.030           0.030           0.019
Dividends from net investment
  income......................          (0.014)            (0.031)        (0.029)        (0.030)         (0.030)         (0.019)
                                -----------------     -----------    -----------    -----------     -----------     -----------
Net asset value, end of
  period......................     $      1.00        $      1.00    $      1.00    $      1.00     $      1.00     $      1.00
                                -----------------     -----------    -----------    -----------     -----------     -----------
                                -----------------     -----------    -----------    -----------     -----------     -----------
Total investment return(1)....            1.41%              3.10%          2.98%          3.09%           3.03%           1.88%
                                -----------------     -----------    -----------    -----------     -----------     -----------
                                -----------------     -----------    -----------    -----------     -----------     -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................     $ 2,353,288        $ 2,271,969    $ 2,065,920    $ 2,013,448     $ 1,562,040     $ 1,427,724
Expenses to average net
  assets......................            0.59%*             0.58%          0.61%          0.61%(2)        0.63%           0.64%
Net investment income to
  average net assets..........            2.79%*             3.06%          2.94%          3.02%(2)        3.00%           1.90%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                       FOR THE
                                     SIX MONTHS
                                        ENDED
                                      DECEMBER                        FOR THE YEARS ENDED JUNE 30,
                                      31, 1998     -------------------------------------------------------------------
                                     (UNAUDITED)      1998          1997          1996          1995          1994
                                     -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  period...........................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------   -----------
Net investment income..............      0.012         0.028         0.028         0.029         0.029         0.018
Dividends from net investment
  income...........................     (0.012)       (0.028)       (0.028)       (0.029)       (0.029)       (0.018)
                                     -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, end of period.....  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------   -----------
Total investment return(1).........       1.19%         2.87%         2.87%         2.89%         2.91%         1.78%
                                     -----------   -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------   -----------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................  $ 613,912     $ 566,957     $ 492,915     $ 473,726     $ 330,937     $ 295,183
Expenses to average net assets.....       0.67%*        0.65%         0.62%         0.70%(2)      0.69%         0.69%
Net investment income to average
  net assets.......................       2.36%*        2.83%         2.83%         2.82%(2)      2.87%         1.79%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE YEARS ENDED JUNE 30,
                                          DECEMBER 31, 1998     ---------------------------------------------------------------
                                             (UNAUDITED)          1998         1997         1996          1995          1994
                                          -----------------     ---------    ---------    ---------     ---------     ---------
Net asset value, beginning of period....      $    1.00         $    1.00    $    1.00    $    1.00     $    1.00     $    1.00
                                          -----------------     ---------    ---------    ---------     ---------     ---------
Net investment income...................          0.013             0.029        0.028        0.029         0.028         0.017
Dividends from net investment income....         (0.013)           (0.029)      (0.028)      (0.029)       (0.028)       (0.017)
                                          -----------------     ---------    ---------    ---------     ---------     ---------
Net asset value, end of period..........      $    1.00         $    1.00    $    1.00    $    1.00     $    1.00     $    1.00
                                          -----------------     ---------    ---------    ---------     ---------     ---------
                                          -----------------     ---------    ---------    ---------     ---------     ---------
Total investment return(1)..............           1.31%             2.97%        2.85%        2.91%         2.81%         1.70%
                                          -----------------     ---------    ---------    ---------     ---------     ---------
                                          -----------------     ---------    ---------    ---------     ---------     ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $ 411,620         $ 339,391    $ 274,338    $ 255,177     $ 192,799     $ 165,111
Expenses to average net assets before
  waiver from adviser...................           0.65%*            0.65%        0.77%        0.74%(2)      0.71%         0.75%
Expenses to average net assets after
  waiver from adviser...................           0.65%*            0.65%        0.67%        0.72%(2)      0.68%         0.68%
Net investment income to average net
  assets before waiver from adviser.....           2.59%*            2.92%        2.71%        2.80%(2)      2.78%         1.67%
Net investment income to average net
  assets after waiver from adviser......           2.59%*            2.92%        2.81%        2.82%(2)      2.81%         1.74%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                    FOR THE
                                                                                     EIGHT
                                               FOR THE          FOR THE YEARS     MONTHS ENDED   FOR THE YEARS ENDED OCTOBER
                                          SIX MONTHS ENDED      ENDED JUNE 30,      JUNE 30,                 31,
                                          DECEMBER 31, 1998   ------------------  ------------   ----------------------------
                                             (UNAUDITED)        1998      1997        1996       1995(2)     1994      1993
                                          -----------------   --------  --------  ------------   --------  --------  --------
Net asset value, beginning of period....      $   1.00        $   1.00  $   1.00    $   1.00     $   1.00  $   1.00  $   1.00
                                              --------        --------  --------  ------------   --------  --------  --------
Net investment income...................         0.011           0.026     0.026       0.017        0.027     0.018     0.016
Dividends from net investment income....        (0.011)         (0.026)   (0.026)     (0.017)      (0.027)   (0.018)   (0.016)
                                              --------        --------  --------  ------------   --------  --------  --------
Net asset value, end of period..........      $   1.00        $   1.00  $   1.00    $   1.00     $   1.00  $   1.00  $   1.00
                                              --------        --------  --------  ------------   --------  --------  --------
                                              --------        --------  --------  ------------   --------  --------  --------
Total investment return(1)..............          1.14%           2.67%     2.65%       1.71%        2.75%     1.76%     1.65%
                                              --------        --------  --------  ------------   --------  --------  --------
                                              --------        --------  --------  ------------   --------  --------  --------
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $ 64,927        $ 48,279  $ 52,324    $ 42,233     $ 36,206  $ 31,981  $ 38,473
Expenses to average net assets..........          0.91%*          0.85%     0.81%       0.95%*       0.93%     0.85%     0.93%
Net investment income to average net
  assets................................          2.26%*          2.64%     2.63%       2.56%*       2.73%     1.74%     1.63%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

-----------------------------------------------------------------------------


DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.                           Mary C. Farrell
CHAIRMAN
                                                 Meyer Feldberg
Margo N. Alexander
                                                 George W. Gowen
Richard Q. Armstrong
                                                 Frederic V. Malek
Richard R. Burt
                                                 Carl W. Schafer



PRINCIPAL OFFICERS

Margo N. Alexander                               Paul H. Schubert
PRESIDENT                                        VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld                            Dennis L. McCauley
VICE PRESIDENT                                   VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019



SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                     PaineWebber


                     -------------------------

                     RMA MONEY MARKET
                     PORTFOLIO

                     RMA U.S. GOVERNMENT
                     PORTFOLIO

                     RMA TAX-FREE FUND,
                     INC.

                     RMA CALIFORNIA
                     MUNICIPAL MONEY
                     FUND

                     RMA NEW YORK
                     MUNICIPAL MONEY
                     FUND

                     RMA NEW JERSEY
                     MUNICIPAL MONEY
                     FUND




             PaineWebber
-Copyright- 1999 PaineWebber Incorporated
             Member SIPC




                       DECEMBER 31, 1998
                       SEMIANNUAL REPORT